-----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
                                             Estimated average burden
                                             hours per response. . . . . . .19.3
                                             -----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08321
                                                     ---------

                        Investors Mark Series Fund, Inc.
                        ---------------------------------
               (Exact name of registrant as specified in charter)


         100 South Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
           ----------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                       INVESTORS MARK SERIES FUND

                           SEMI-ANNUAL REPORT

                             JUNE 30, 2004

To our Shareholders:

The first six months of 2004 were certainly a turbulent time for investors in both the fixed income and equity markets. Optimism over record earnings growth and positive news on the economy (particularly employment data) was weighed down by fears of rising interest rates, energy prices and an escalation of terrorist activity. Also playing into investors' concerns was the quarter-point interest rate increase on June 30th. As widely expected, the Fed raised the federal funds rate a quarter point, ending a 46-year low of 1.0%.

Facing the prospect of a rising rate environment, fixed income markets suffered significant negative returns as price declines overwhelmed interest income. The Lehman Aggregate Index only eked out a positive return of 0.2% for the first half of 2004. Short-term rates have risen substantially more than longer-term rates during the first two quarters as the yield on the 2-year Treasury moved up 1.1% to 2.7%, and the 10-year yield rose 0.7% to 4.6%.

While fixed income markets struggled for the first half of 2004, on the equity side all of the indices closed in the green with the S&P 500 gaining 3.4%, the NASDAQ gaining 2.2% and the Dow returning 0.8%. During the second quarter of 2004, all market capitalization categories (small, mid and large) posted positive returns as measured by the various Russell indices. For the quarter, the Russell Midcap Index was up 1.5%, the Russell 1000 gained 1.4%, and the Russell 2000 improved by 0.5%. Investor confidence, though, is still clearly affected by the unknown outcome of certain global events, including the war in Iraq and the upcoming U.S. Presidential election.

Enclosed in this report you will find the results for your particular Investors Mark Fund(s) for the six-month period ended June 30, 2004 discussed above. We encourage you to carefully review the information on your fund(s)' investment returns, performance and holdings.


/s/ Jennifer Lammers

Jennifer Lammers
President
Investors Mark Funds

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN AS OF JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                                        SINCE
                                                                                                     COMMENCEMENT
                                       THREE MONTHS     SIX MONTHS     ONE YEAR     FIVE YEAR*     NOVEMBER 13, 1997*
                                      --------------   ------------   ----------   ------------   -------------------
Large Cap Value                             1.33%           3.07%        18.52%         1.39%             3.29%
------------------------------------       -----           -----         -----         -----              ----
Large Cap Growth                            0.81%          (2.15%)       11.33%        (6.77%)            0.93%
------------------------------------       -----           -----         -----         -----              ----
Mid Cap Equity                              0.77%           6.37%        28.72%         9.55%             9.01%
------------------------------------       -----           -----         -----         -----              ----
Small Cap Equity                           (2.03%)          4.78%        28.84%         7.95%             4.22%
------------------------------------       -----           -----         -----         -----              ----
Growth and Income                           1.18%           3.62%        21.82%         4.18%             7.80%
------------------------------------       -----           -----         -----         -----              ----
Balanced                                    0.59%          11.26%        29.15%         7.54%             6.34%
------------------------------------       -----           -----         -----         -----              ----
Intermediate Fixed Income                  (2.68%)          0.43%         1.31%         6.20%             5.56%
------------------------------------       -----           -----         -----         -----              ----
Global Fixed Income                        (2.06%)          0.10%         0.40%         5.08%             5.16%
------------------------------------       -----           -----         -----         -----              ----
Money Market                                0.14%           0.27%         0.56%         2.87%             3.36%
------------------------------------       -----           -----         -----         -----              ----

*ANNUALIZED.

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS AS OF JUNE 30, 2004 (SUBJECT TO CHANGE)
--------------------------------------------------------------------------------

LARGE CAP VALUE

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
EXXON MOBILE CORP. .........................     3.60%
CITIGROUP, INC. ............................     3.44%
AMERICAN INTERNATIONAL GROUP, INC. .........     3.41%
DIAGEO PLC ADR .............................     3.10%
WELLS FARGO & CO. ..........................     3.02%
                                               -------
TOTAL ......................................    16.57%
                                               -------

MID CAP EQUITY

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
DEAN FOODS CO. ............................      1.92%
L-3 COMMUNICATIONS HOLDINGS, INC. .........      1.72%
YANKEE CANDLE CO., INC. ...................      1.63%
T. ROWE PRICE GROUP, INC. .................      1.63%
BANKNORTH GROUP, INC. .....................      1.61%
                                                 -----
TOTAL .....................................      8.51%
                                                 -----

GROWTH AND INCOME

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
EXXON MOBIL CORP. .........................      4.94%
DEERE & CO. ...............................      2.66%
MOTOROLA, INC. ............................      2.59%
BANK ONE CORP. ............................      2.32%
INTERNATIONAL PAPER CO. ...................      2.26%
                                                ------
TOTAL .....................................     14.77%
                                                ------

INTERMEDIATE FIXED

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
U.S. TREASURY NOTES 1.875%, 01/31/06 .......     4.90%
FNMA TBA 6.00%, 08/01/34 ...................     4.38%
FNMA TBA 5.00%, 07/01/34 ...................     3.89%
U.S. TREASURY NOTES 3.25%, 08/15/08 ........     3.80%
U.S. TREASURY NOTES 2.50%, 05/31/06 ........     3.74%
                                                ------
TOTAL ......................................    20.71%
                                                ------


LARGE CAP GROWTH

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
MICROSOFT CORP. ...........................    5.13%
GENERAL ELECTRIC CO. ......................    4.75%
MEDTRONIC, INC. ...........................    4.03%
CISCO SYSTEMS, INC. .......................    3.80%
PFIZER, INC. ..............................    3.65%
                                              ------
TOTAL .....................................   21.36%
                                              ------

SMALL CAP EQUITY

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
JARDEN CORP. ..............................      2.03%
INFINITY PROPERTY & CASUALTY CORP. ........      1.29%
EAST WEST BANCORP, INC. ...................      1.27%
ENTEGRIS, INC. ............................      1.25%
SILICON IMAGE, INC. .......................      1.24%
                                                 -----
TOTAL .....................................      7.08%
                                                 -----

BALANCED

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
U.S. TREASURY BILLS 0.96%, 08/19/04 .......      4.84%
ELAN CORP. PLC ADR ........................      3.84%
MENTOR CORP. ..............................      2.72%
HARRAH'S ENTERTAINMENT, INC. ..............      2.67%
WARNER CHILICOT PLC ADR ...................      2.53%
                                                ------
TOTAL .....................................     16.60%
                                                ------

GLOBAL FIXED

------------------------------------------------------
                                            % OF TOTAL
------------------------------------------------------
U.S. TREASURY NOTES 3.25%, 08/15/08 .......      6.60%
DEUTSCHLAND REPUBLIC 5.00%, 05/20/05 ......      4.90%
FRENCH GOVERNMENT 5.00% 01/12/06 ..........      4.61%
BUNDESOBLIGATION 5.00%, 08/19/05 ..........      4.49%
BUNDESOBLIGATION 4.50%, 08/17/07 ..........      4.02%
                                                ------
TOTAL .....................................     24.62%
                                                ------

--------------------------------------------------------------------------------
                                                                              1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

LARGE CAP VALUE

----------------------------------------------------------------------------

SHARES             DESCRIPTION                                  MARKET VALUE
----------------------------------------------------------------------------

COMMON STOCKS -- 98.53%
----------------------------------------------------------------
 BASIC MATERIALS -- 8.68%
      1,490        BOC Group PLC ADR ...........................   $  50,451
      2,010        Dow Chemical Co. ............................      81,807
      1,620        PPG Industries, Inc. ........................     101,234
      1,800        Weyerhaeuser Co. ............................     113,616
                                                                   ---------
                                                                     347,108
                                                                   =========
----------------------------------------------------------------
 CAPITAL GOODS -- 7.20%
      1,440        Lockheed Martin Corp. .......................      74,995
      1,230        Parker Hannifin Corp. .......................      73,136
      3,500        Rockwell Collins, Inc. ......................     116,620
        700        Tyco International Ltd. .....................      23,198
                                                                   ---------
                                                                     287,949
                                                                   =========
----------------------------------------------------------------
 CONSUMER CYCLICAL -- 11.97%
      1,160        Gannett Co., Inc. ...........................      98,426
      5,450        Limited Brands, Inc. ........................     101,915
      4,380        McDonald's Corp. ............................     113,880
      2,580        Walt Disney Co. (The) .......................      65,764
      3,200        Waste Management, Inc. ......................      98,080
                                                                   ---------
                                                                     478,065
                                                                   =========
----------------------------------------------------------------
 CONSUMER STAPLES -- 8.79%
      2,232        Diageo PLC ADR ..............................     122,201
      2,660        H.J. Heinz Co. ..............................     104,272
      1,910        Kellogg Co. .................................      79,934
      8,630        Rite Aid Corp. (b) ..........................      45,049
                                                                   ---------
                                                                     351,456
                                                                   =========
----------------------------------------------------------------
 ENERGY -- 6.63%
      1,668        BP PLC ADR ..................................      89,355
      3,210        Exxon Mobil Corp. ...........................     142,556
        640        Royal Dutch Petroleum Co. ADR ...............      33,069
                                                                   ---------
                                                                     264,980
                                                                   =========

----------------------------------------------------------------------------

SHARES             DESCRIPTION                                  MARKET VALUE
----------------------------------------------------------------------------

----------------------------------------------------------------
 FINANCIAL -- 30.82%
      1,340        AFLAC, Inc. .................................   $  54,685
      1,820        Allstate Corp. ..............................      84,721
      1,870        American Express Co. ........................      96,081
      1,910        American International Group, Inc. ..........     136,145
      1,000        Bank of America Corp. .......................      84,620
      2,960        Citigroup, Inc. .............................     137,641
        600        Everest Re Group Ltd. .......................      48,216
        990        Fifth Third Bancorp .........................      53,242
      1,710        Freddie Mac .................................     108,243
      1,930        Morgan Stanley ..............................     101,846
      1,610        Radian Group, Inc. ..........................      77,119
      1,910        SLM Corp. ...................................      77,260
        500        SouthTrust Corp. ............................      19,405
        230        Student Loan Corp. ..........................      31,395
      2,110        Wells Fargo & Co. ...........................     120,755
                                                                   ---------
                                                                   1,231,374
                                                                   =========
----------------------------------------------------------------
HEALTHCARE -- 4.55%
      3,110        Bristol-Myers Squibb Co. ....................      76,195
      3,080        Pfizer, Inc. ................................     105,582
                                                                   ---------
                                                                     181,777
                                                                   =========
----------------------------------------------------------------
TECHNOLOGY -- 8.90%
      3,600        Apple Computer, Inc. (b) ....................     117,144
        790        Automatic Data Processing, Inc. .............      33,085
      2,890        Eastman Kodak Co. ...........................      77,972
        930        International Business Machines
                    Corp. ......................................      81,980
      1,600        Microsoft Corp. .............................      45,696
                                                                   ---------
                                                                     355,877
                                                                   =========
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.40%
      1,580        BCE, Inc. ...................................      31,663
      2,880        Verizon Communications, Inc. ................     104,227
                                                                   ---------
                                                                     135,890
                                                                   =========

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
2                                  INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

LARGE CAP VALUE (CONTINUED)

----------------------------------------------------------------------------

SHARES             DESCRIPTION                                  MARKET VALUE
----------------------------------------------------------------------------

------------------------------------------------------------
TRANSPORTATION & SERVICES -- 2.23%
      1,500        Union Pacific Corp. .....................      $   89,175
                                                                  ==========
------------------------------------------------------------
UTILITIES -- 5.36%
      1,340        Entergy Corp. ...........................          75,053
      1,790        Exelon Corp. ............................          59,589
        790        NSTAR ...................................          37,825
        860        Occidental Petroleum Corp. ..............          41,633
                                                                  ----------
                                                                     214,100
                                                                  ==========
TOTAL COMMON STOCKS ........................................       3,937,751
(COST $3,001,170)                                                 ==========

----------------------------------------------------------------------------

SHARES             DESCRIPTION                                  MARKET VALUE
----------------------------------------------------------------------------

INVESTMENT COMPANY -- 1.38%

    55,199    Wells Fargo Prime Investment
                Money Market ...............................     $    55,199
                                                                  ----------
TOTAL INVESTMENT COMPANY ...................................          55,199
(COST $55,199)                                                    ==========

TOTAL INVESTMENTS -- 99.91% ................................       3,992,950
(COST $3,056,369) (A)

Other assets in excess of liabilities -- 0.09% .............           3,789
                                                                  ----------
NET ASSETS -- 100.00% ......................................      $3,996,739
                                                                  ==========

(A) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(B)  NON-INCOME PRODUCING SECURITY.

ADR AMERICAN DEPOSITARY RECEIPT









SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                  3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

LARGE CAP GROWTH

------------------------------------------------------------------------

SHARES        DESCRIPTION                                   MARKET VALUE
------------------------------------------------------------------------

COMMON STOCKS -- 94.91%
----------------------------------------------------------
CAPITAL GOODS -- 4.75%
  6,200       General Electric Co. .......................    $  200,880

------------------------------------------------------------
CONSUMER CYCLICAL -- 8.00%
  3,400       Costco Wholesale Corp. ......................      139,638
  1,600       Home Depot, Inc. (The) ......................       56,320
  2,700       Wal-Mart Stores, Inc. .......................      142,452
                                                              ----------
                                                                 338,410
                                                              ==========
------------------------------------------------------------
CONSUMER STAPLES -- 5.75%
  2,300       Colgate-Palmolive Co. .......................      134,435
  2,000       Procter & Gamble Co. (The) ..................      108,880
                                                              ----------
                                                                 243,315
                                                              ==========
------------------------------------------------------------
ENERGY -- 3.15%
  2,100       Schlumberger Ltd. ...........................      133,371
                                                              ==========
------------------------------------------------------------
FINANCIAL -- 7.63%
  2,000       American International Group, Inc. ..........      142,560
  1,000       Merrill Lynch & Co. .........................       53,980
  2,200       Wells Fargo & Co. ...........................      125,906
                                                              ----------
                                                                 322,446
                                                              ==========
------------------------------------------------------------
HEALTHCARE -- 20.01%
  2,000       Amgen, Inc. (b) .............................      109,140
  2,000       Cardinal Health, Inc. .......................      140,100
  2,400       Johnson & Johnson, Inc. .....................      133,680
  3,500       Medtronic, Inc. .............................      170,520
  3,100       Novartis AG ADR .............................      137,950
  4,500       Pfizer, Inc. ................................      154,260
                                                              ----------
                                                                 845,650
                                                              ==========
------------------------------------------------------------
MEDIA & ENTERTAINMENT -- 7.63%
  5,900       Liberty Media Corp. (b) .....................       53,041
    295       Liberty Media International, Inc.
               Class A (b) ................................       10,945
  1,700       News Corp. Ltd. .............................       60,214
  5,200       Time Warner, Inc. (b) .......................       91,416
  3,000       Viacom, Inc. Class B ........................      107,160
                                                              ----------
                                                                 322,776
                                                              ==========

------------------------------------------------------------------------

SHARES        DESCRIPTION                                   MARKET VALUE
------------------------------------------------------------------------

-----------------------------------------------------------
TECHNOLOGY -- 37.99%
  5,900       Altera Corp. (b) ............................   $  131,098
  1,800       Analog Devices, Inc. ........................       84,744
  5,100       Applied Materials, Inc. (b) .................      100,062
  6,900       ASML Holding N.V. (b) .......................      118,059
  6,700       Cisco Systems, Inc. (b) .....................      158,790
  3,600       Comcast Corp. Class A (b) ...................      100,908
  3,300       Dell, Inc. (b) ..............................      118,206
  4,200       Intel Corp. .................................      115,920
    800       Maxim Integrated Products, Inc. .............       41,936
  2,000       Microchip Technology, Inc. ..................       63,080
  7,600       Microsoft Corp. .............................      217,056
  2,900       Novellus Systems, Inc. (b) ..................       91,176
  2,100       Paychex, Inc. ...............................       71,148
  1,600       SAP AG ADR ..................................       66,896
  3,800       Xilinx, Inc. ................................      126,578
                                                              ----------
                                                               1,605,657
                                                              ==========

TOTAL COMMON STOCKS ......................................     4,012,505
(COST $3,569,134)                                             ==========

INVESTMENT COMPANIES -- 5.15%
 49,440       Wells Fargo Government Institutional
               Money Market ...............................       49,440
168,388       Wells Fargo Prime Investment Money
               Market .....................................      168,388
                                                              ----------

TOTAL INVESTMENT COMPANIES ...............................       217,828
(COST $217,828)                                               ==========

TOTAL INVESTMENTS ........................................     4,230,333
(COST $3,786,962) (a) -- 100.06%

Liabilities in excess of other assets -- (0.06)% .........    $   (2,338)
                                                              ==========

NET ASSETS -- 100.00% ....................................    $4,227,995
                                                              ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

ADR - AMERICAN DEPOSITARY RECEIPT




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
4                                  INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

MID CAP EQUITY

------------------------------------------------------------------------

SHARES             DESCRIPTION                              MARKET VALUE
------------------------------------------------------------------------

COMMON STOCKS -- 94.09%
------------------------------------------------------------
BASIC MATERIALS -- 2.12%
      1,200        Bowater, Inc. ............................    $49,908
      1,500        Plum Creek Timber Co., Inc. ..............     48,870
                                                                 -------
                                                                  98,778
                                                                 =======
------------------------------------------------------------
CAPITAL GOODS -- 11.86%
        900        Black & Decker Corp. .....................     55,917
      1,000        BorgWarner, Inc. .........................     43,770
      1,500        Florida Rock Industries, Inc. ............     63,255
      5,200        Kinross Gold Corp. (b) ...................     28,912
      1,900        LAM Research Corp. (b) ...................     50,920
        700        Lincoln Electric Holdings, Inc. ..........     23,863
      3,100        Louisiana-Pacific Corp. ..................     73,315
      1,100        Precision Castparts Corp. ................     60,159
      2,000        Rockwell Collins, Inc. ...................     66,640
        400        Simpson Manufacturing Co., Inc. ..........     22,448
        900        Temple-Inland, Inc. ......................     62,325
                                                                 -------
                                                                 551,524
                                                                 =======
------------------------------------------------------------
CONSUMER CYCLICAL -- 13.15%
        700        Abercrombie & Fitch Co. Class A ..........     27,125
      4,900        Circuit City Stores, Inc. ................     63,455
      1,100        Dollar Tree Stores, Inc. (b) .............     30,173
      1,600        Energizer Holdings, Inc. (b) .............     72,000
      2,700        Foot Locker, Inc. ........................     65,718
        500        Mandalay Resort Group ....................     34,320
        600        Nieman Marcus Group, Inc. ................     33,390
      1,300        Nordstrom, Inc. ..........................     55,393
        900        Omnicare, Inc. ...........................     38,529
        500        Regis Corp. ..............................     22,295
      1,200        Ross Stores, Inc. ........................     32,112
      2,600        Saks, Inc. ...............................     39,000
      1,400        Toys "R" Us, Inc. (b) ....................     22,372
      2,600        Yankee Candle Co., Inc. (The) (b) ........     76,050
                                                                 -------
                                                                 611,932
                                                                 =======
------------------------------------------------------------
CONSUMER STAPLES -- 7.68%
      1,050        Alberto-Culver Co. Class B ...............     52,647
      1,900        Albertson's, Inc. ........................     50,426
      2,400        Dean Foods Co. (b) .......................     89,544
      1,200        International Flavors &
                    Fragrances, Inc. ........................     44,880
      1,200        J.M. Smucker Co. (The) ...................     55,092
        900        Knight-Ridder, Inc. ......................     64,800
                                                                 -------
                                                                 357,389
                                                                 =======

------------------------------------------------------------------------

SHARES             DESCRIPTION                              MARKET VALUE
------------------------------------------------------------------------

------------------------------------------------------------
ENERGY -- 5.85%
      1,100        Consol Energy, Inc. ......................   $39,600
      2,000        ENSCO International, Inc. ................    58,200
      2,200        Patterson-UTI Energy, Inc. ...............    73,502
      3,000        Pride International, Inc. (b) ............    51,330
      1,100        Weatherford International Ltd. (b) .......    49,478
                                                                -------
                                                                272,110
                                                                =======
------------------------------------------------------------
FINANCIAL -- 16.10%
      1,300        Bank of Hawaii Corp. .....................    58,786
      2,300        Banknorth Group, Inc. ....................    74,704
      2,100        CenturyTel, Inc. .........................    63,084
      1,300        Charter One Financial, Inc. ..............    57,447
      1,400        Cullen/Frost Bankers, Inc. ...............    62,650
      3,200        E*TRADE Financial Corp. (b) ..............    35,680
      2,200        Health Care Property Investors, Inc. .....    52,888
      1,200        Hibernia Corp. Class A ...................    29,160
      1,000        Mercantile Bankshares Corp. ..............    46,820
      1,300        Protective Life Corp. ....................    50,271
      3,500        Providian Financial Corp. (b) ............    51,345
      1,200        SEI Investments Co. ......................    34,848
      1,500        T. Rowe Price Group, Inc. ................    75,600
        900        Zions Bancorp ............................    55,305
                                                                -------
                                                                748,588
                                                                =======
------------------------------------------------------------
HEALTHCARE -- 7.49%
      1,100        Biogen Idec, Inc. (b) ....................    69,575
      1,161        Caremark Rx, Inc. (b) ....................    38,243
        400        Henry Schein, Inc. (b) ...................    25,256
        700        Hillenbrand Industries, Inc. .............    42,315
        400        Invitrogen Corp. (b) .....................    28,796
        400        Neurocrine Biosciences, Inc. (b) .........    20,740
      1,900        Perrigo Co. ..............................    36,043
        800        Varian Medical Systems, Inc. (b) .........    63,480
        900        Watson Pharmaceuticals, Inc. (b) .........    24,210
                                                                -------
                                                                348,658
                                                                =======




SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                  5
--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

MID CAP EQUITY (CONTINUED)

---------------------------------------------------------------------

SHARES     DESCRIPTION                                   MARKET VALUE
---------------------------------------------------------------------
--------------------------------------------------------
TECHNOLOGY -- 23.10%
   700     Affiliated Computer Services, Inc.
            Class A (b) ................................   $   37,058
 1,700     American Power Conversion Corp. .............       33,405
 1,400     Amphenol Corp. Class A (b) ..................       46,648
 3,100     Andrew Corp. (b) ............................       62,031
 2,300     Cadence Design Systems, Inc. (b) ............       33,649
 1,200     Ceridian Corp. (b) ..........................       27,000
 1,500     Credence Systems Corp. (b) ..................       20,700
 1,100     Diebold, Inc. ...............................       58,157
 1,300     Dun & Bradstreet Corp. (b) ..................       70,083
   900     Entercom Communications Corp. (b)                   33,570
   700     Fisher Scientific International, Inc. (b)           40,425
 8,500     Gemstar-TV Guide International,
            Inc. (b) ...................................       40,800
 2,000     Hearst-Argyle Television, Inc. ..............       51,560
 2,900     Ingram Micro, Inc. (b) ......................       41,963
 1,200     L-3 Communications Holdings, Inc. ...........       80,160
 1,400     Novellus Systems, Inc. (b) ..................       44,016
 1,700     Storage Technology Corp. (b) ................       49,300
 2,700     Sybase, Inc. (b) ............................       48,600
 1,200     Synopsys, Inc. (b) ..........................       34,116
 5,700     Tellabs, Inc. (b) ...........................       49,818
 2,000     Teradyne, Inc. (b) ..........................       45,400
 2,100     Verisign, Inc. (b) ..........................       41,790
 1,600     Viad Corp. ..................................       43,216
 2,200     Vishay Intertechnology, Inc. (b) ............       40,876
                                                           ----------
                                                            1,074,341
                                                           ==========
--------------------------------------------------------
TRANSPORTATION & SERVICES -- 0.68%
   600     Landstar System, Inc. (b) ...................       31,722

---------------------------------------------------------------------

SHARES     DESCRIPTION                                   MARKET VALUE
---------------------------------------------------------------------
--------------------------------------------------------
UTILITIES -- 6.06%
 1,900     AGL Resources, Inc. .........................   $   55,195
 3,800     Allied Waste Industries, Inc. (b) ...........       50,084
 1,800     Energy East Corp. ...........................       43,650
 1,600     Hawaiian Electric Industries, Inc. ..........       41,760
   700     NSTAR .......................................       33,516
 2,000     Republic Services, Inc. .....................       57,880
                                                           ----------
                                                              282,085
                                                           ==========

TOTAL COMMON STOCKS ....................................    4,377,127
(COST $3,460,850)                                          ==========

INVESTMENT COMPANIES -- 3.90%
   800     S&P 400 Mid-Cap Depositary Receipt                  89,000
92,339     Wells Fargo Prime Investment Money
            Market .....................................       92,339
                                                           ----------
TOTAL INVESTMENT COMPANIES .............................      181,339
(COST $158,277)                                            ==========

TOTAL INVESTMENTS -- 97.99% ............................    4,558,466
(COST $3,619,127) (A)

Other assets in excess of liabilities -- 2.01% .........       93,622
                                                           ----------

NET ASSETS -- 100.00% ..................................   $4,652,088
                                                           ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                                  INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

SMALL CAP EQUITY

---------------------------------------------------------------------------

SHARES             DESCRIPTION                                 MARKET VALUE
---------------------------------------------------------------------------

COMMON STOCKS -- 97.07%
-----------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.04%
      1,000        Arbitron, Inc. (b) ...........................   $36,520
      5,200        Bombay Co., Inc. (b) .........................    31,876
      1,400        Cost Plus, Inc. (b) ..........................    45,430
      1,700        Cumulus Media, Inc. (b) ......................    28,577
      1,200        Fred's, Inc. .................................    26,508
      1,200        Gaylord Entertainment (b) ....................    37,668
      2,450        Jarden Corp. (b) .............................    88,176
        600        Journal Communications, Inc. .................    11,298
      1,800        Lin TV Corp. Class A (b) .....................    38,160
      2,300        MDC Partners, Inc. Class A (b) ...............    27,600
      1,000        Party City Corp. (b) .........................    12,490
        900        PETCO Animal Supplies, Inc. (b) ..............    28,989
      1,800        Pinnacle Entertainment, Inc. (b) .............    22,698
      1,800        Radio One, Inc. Class D (b) ..................    28,818
      2,500        Scientific Games Corp. (b) ...................    47,850
      1,700        Sharper Image Corp. (b) ......................    53,363
      4,200        Sinclair Broadcast Group, Inc.
                    Class A .....................................    43,134
                                                                    -------
                                                                    609,155
                                                                    =======
-----------------------------------------------------------------
CONSUMER STAPLES -- 0.37%
        600        Performance Food Group Co. (b) ...............    15,924
                                                                    =======
-----------------------------------------------------------------
ENERGY -- 3.28%
        700        Edge Petroleum Corp. (b) .....................    11,900
        300        Energy Partners Ltd (b) ......................     4,590
      2,400        Key Energy Services, Inc. (b) ................    22,656
        800        Maverick Tube Corp. (b) ......................    21,008
      1,500        Mission Resources Corp. (b) ..................     8,550
      1,100        Unit Corp. (b) ...............................    34,595
      1,200        Western Gas Resources, Inc. ..................    38,976
                                                                    -------
                                                                    142,275
                                                                    =======

---------------------------------------------------------------------------

SHARES             DESCRIPTION                                 MARKET VALUE
---------------------------------------------------------------------------

-----------------------------------------------------------------
FINANCIAL -- 10.67%
        900        Ace Cash Express, Inc. (b) ...................   $23,121
      1,400        Boston Private Financial
                    Holdings, Inc. ..............................    32,424
      2,000        Commercial Capital Bancorp, Inc. (b)              34,740
      5,900        Corillian Corp. (b) ..........................    29,736
      1,800        East West Bancorp, Inc. ......................    55,260
        800        Greenhill & Co., Inc. (b) ....................    16,728
      1,700        Infinity Property & Casualty Corp. ...........    56,101
        704        Investors Financial Services Corp. ...........    30,680
      1,300        Jefferies Group, Inc. ........................    40,196
      1,145        Mercantile Bank Corp. ........................    41,735
        600        National Financial Partners Corp. ............    21,162
        700        Philadelphia Consolidated Holding
                    Corp. (b) ...................................    42,049
      1,600        Prosperity Bancshares, Inc. ..................    38,960
                                                                    -------
                                                                    462,892
                                                                    =======
-----------------------------------------------------------------
HEALTHCARE -- 22.98%
      2,500        Advancis Pharmaceutical Corp. (b) ............    16,975
      1,200        Advisory Board Co. (The) (b) .................    42,720
        704        America Service Group, Inc. (b) ..............    24,464
      1,000        Atrix Laboratories, Inc. (b) .................    34,280
        800        Bio-Rad Laboratories, Inc. Class A (b) .......    47,088
      3,700        BioMarin Pharmaceutical, Inc. (b) ............    22,200
      1,200        Bone Care International, Inc. (b) ............    28,104
        900        Caraco Pharmaceutical Laboratories
                    Ltd. (b) ....................................     8,676
      5,400        Cardiac Science, Inc. (b) ....................    13,230
      1,900        Ciphergen Biosystems, Inc. (b) ...............    13,908
      2,400        Conceptus, Inc. (b) ..........................    27,000
      1,400        CYTOGEN Corp. (b) ............................    22,260
        900        Cytyc Corp. (b) ..............................    22,833
      4,700        DepoMed, Inc. (b) ............................    23,265
      2,100        DOV Pharmaceutical, Inc. (b) .................    29,316
      1,400        ILEX Oncology, Inc. (b) ......................    34,986
      1,200        Integra Lifesciences Corp. (b) ...............    42,324
      1,700        Isolagen, Inc.. (b) ..........................    17,476
      1,200        LCA-Vision, Inc. (b) .........................    34,956
        900        Lifepoint Hospitals, Inc. (b) ................    33,498
      2,300        Medical Action Industries, Inc. (b) ..........    42,320
      2,100        Nektar Therapeutics (b) ......................    41,916
      2,902        Neopharm, Inc. (b) ...........................    29,978
        700        Neurocrine Biosciences, Inc. (b) .............    36,295
      1,900        Noven Pharmaceuticals, Inc. (b) ..............    41,838
        700        Palomar Medical Technologies,
                    Inc. (b) ....................................    11,753
      1,600        Protein Design Labs, Inc. (b) ................    30,608


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                  7
--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

SMALL CAP EQUITY (CONTINUED)

---------------------------------------------------------------------------

SHARES             DESCRIPTION                                 MARKET VALUE
---------------------------------------------------------------------------

--------------------------------------------------------------
HEALTHCARE (CONTINUED)
      2,200        Renovis, Inc. (b) .........................   $20,152
      1,400        Salix Pharmaceuticals, Inc. (b) ...........    46,130
      1,600        SonoSite, Inc. (b) ........................    38,256
      1,300        SurModics, Inc. (b) .......................    32,032
        800        Taro Pharmaceutical Industries
                    Ltd. (b) .................................    34,800
      1,700        Telik, Inc. (b) ...........................    40,579
        800        U.S. Physical Therapy, Inc. (b) ...........    10,968
                                                                 -------
                                                                 997,184
                                                                 =======
--------------------------------------------------------------
INDUSTRIAL -- 12.39%
      1,300        Chicago Bridge & Iron Co. .................    36,205
        800        Corporate Executive Board Co. .............    46,232
        700        Cuno, Inc. (b) ............................    37,345
      1,400        DRS Technologies, Inc. (b) ................    44,660
      1,700        EGL, Inc. (b) .............................    45,220
      1,489        Genesee & Wyoming, Inc. Class A (b) .......    35,289
      1,400        Heartland Express, Inc. ...................    38,304
        800        Laureate Education, Inc (b) ...............    30,592
      1,100        Leadis Technology, Inc. (b) ...............    14,751
      1,300        Navigant Consulting Co. (b) ...............    27,872
      1,300        NCO Group, Inc. (b) .......................    34,697
      3,600        Plug Power, Inc. (b) ......................    26,928
      1,300        Sirva, Inc. (b) ...........................    29,900
      1,300        Steel Technologies ........................    28,704
      1,800        Ultratech, Inc. (b) .......................    29,304
        600        UTI Worldwide, Inc. .......................    31,614
                                                                 -------
                                                                 537,617
                                                                 =======
--------------------------------------------------------------
MATERIALS -- 0.31%
        700        AMCOL International Corp. .................    13,265
                                                                 =======

------------------------------------------------------------------------

SHARES             DESCRIPTION                              MARKET VALUE
------------------------------------------------------------------------

--------------------------------------------------------------
TECHNOLOGY -- 33.03%
      1,500        Aceto Corp. ...............................   $26,400
      2,144        Activision, Inc. (b) ......................    34,090
      1,600        Alliance Gaming Corp. (b) .................    27,456
        900        Anixter International, Inc. ...............    30,627
      1,300        Applied Films Corp. (b) ...................    37,726
      1,700        Artisan Components, Inc. (b) ..............    43,860
      3,300        At Road, Inc. (b) .........................    25,245
      1,800        August Technology Corp. (b) ...............    22,572
      2,000        Brooks Automation, Inc. (b) ...............    40,300
      2,600        Captiva Software Corp. (b) ................    25,194
      3,200        Cray, Inc. (b) ............................    21,184
      1,000        Digital River, Inc. (b) ...................    32,630
      4,000        Digitas, Inc. (b) .........................    44,120
      1,000        DSP Group, Inc. (b) .......................    27,240
      4,700        Entegris, Inc. (b) ........................    54,379
      1,800        Epicor Software Corp. (b) .................    25,290
        700        Equinix, Inc. (b) .........................    23,758
      2,300        Exact Sciences Corp. (b) ..................    14,145
      1,100        F5 Networks, Inc. (b) .....................    29,128
      1,500        FEI Co. (b) ...............................    35,865
      7,800        Finisar Corp. (b) .........................    15,444
      1,200        Global Imaging Systems, Inc. (b) ..........    43,992
        800        Integrated Circuit Systems, Inc. (b) ......    21,728
      1,119        Inter-Tel, Inc. ...........................    27,941
      1,800        Itron, Inc. (b) ...........................    41,292
      4,000        IXYS Corp. (b) ............................    31,520
      2,600        Landec Corp. (b) ..........................    17,758
      2,300        Lattice Semiconductor Corp. (b) ...........    16,123
      1,800        Magma Design Automation, Inc. (b) .........    34,614
        900        Manhattan Associates, Inc. (b) ............    27,792
      4,100        Micromuse, Inc. (b) .......................    27,429
      1,400        MTC Technologies, Inc. (b) ................    36,148
      2,400        Mykrolis Corp. (b) ........................    41,808
      2,500        Netopia, Inc. (b) .........................    16,500
      3,100        Nms Communications Corp (b) ...............    22,878
      6,700        OpenTV Corp. (b) ..........................    13,936
        200        OSI Systems, Inc. (b) .....................     3,986
      1,600        PalmSource, Inc. (b) ......................    27,424
        800        PEC Solutions, Inc. (b) ...................     9,544
      3,600        Pinnacle Systems, Inc. (b) ................    25,740
        500        Planar Systems, Inc. (b) ..................     6,695
      3,600        Rae Systems, Inc. (b) .....................    19,440
      3,400        Retek, Inc. (b) ...........................    20,876
        200        SafeNet, Inc. (b) .........................     5,536
      3,300        Scansoft, Inc. (b) ........................    16,335
      4,100        Silicon Image, Inc. (b) ...................    53,833
      3,700        Silicon Storage Technology, Inc. (b) ......    38,110


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
8                                  INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

SMALL CAP EQUITY (CONTINUED)

---------------------------------------------------------------------

SHARES             DESCRIPTION                           MARKET VALUE
---------------------------------------------------------------------

--------------------------------------------------------
TECHNOLOGY (CONTINUED)
  1,800       Skyworks Solutions, Inc. (b) .............   $   15,714
  1,300       Take-Two Interactive Software,
               Inc. (b) ................................       39,832
  3,800       Telecommunication Systems, Inc. (b) ......       21,584
  3,200       TiVo, Inc. (b) ...........................       22,688
  6,597       Transmeta Corp. (b) ......................       14,447
  1,400       Verity, Inc. (b) .........................       18,914
    800       Zoran Corp. (b) ..........................       14,680
                                                           ----------
                                                            1,433,490
                                                           ==========
TOTAL COMMON STOCKS ....................................    4,211,802
(COST $3,448,809)                                          ==========

---------------------------------------------------------------------

SHARES        DESCRIPTION                                MARKET VALUE
---------------------------------------------------------------------
133,468       Wells Fargo Prime Investment
               Money Market ...........................    $  133,468
                                                           ==========
TOTAL INVESTMENT COMPANY ..............................       133,468
(COST $133,468)                                            ==========

TOTAL INVESTMENTS .....................................     4,345,270
(COST $3,582,277) (a) -- 100.15%

Liabilities in excess of other assets -- (0.15)% ......        (6,352)
                                                           ==========
NET ASSETS -- 100.00% .................................    $4,338,918
                                                           ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                  9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GROWTH & INCOME

----------------------------------------------------------------------------

SHARES             DESCRIPTION                                  MARKET VALUE
----------------------------------------------------------------------------

COMMON STOCKS -- 96.39%
----------------------------------------------------------------
BASIC MATERIALS -- 8.52%
      3,600        Alcoa, Inc. .................................   $ 118,908
      1,800        Barrick Gold Corp. ..........................      35,550
      1,600        du Pont (E.I.) de Nemours & Co. .............      71,072
      4,000        International Paper Co. .....................     178,800
      2,600        Newmont Mining Corp. ........................     100,776
        400        Potash Corp. of Saskatchewan, Inc. ..........      38,760
      2,000        Praxair, Inc. ...............................      79,820
      1,200        Rohm & Haas Co. .............................      49,896
                                                                   ---------
                                                                     673,582
                                                                   =========
----------------------------------------------------------------
CAPITAL GOODS -- 10.12%
        700        Caterpillar, Inc. ...........................      55,608
      4,300        Corning, Inc. (b) ...........................      56,158
      3,000        Deere & Co. .................................     210,420
      1,800        Eaton Corp. .................................     116,532
      1,100        Emerson Electric Co. ........................      69,905
      3,300        General Electric Co. ........................     106,920
        600        Parker Hannifin Corp. .......................      35,676
      4,500        Tyco International Ltd. .....................     149,130
                                                                   ---------
                                                                     800,349
                                                                   =========
----------------------------------------------------------------
CONSUMER CYCLICAL -- 10.42%
      1,900        Clear Channel Communications, Inc.                 70,205
      4,700        Gap, Inc. ...................................     113,975
        800        Illinois Tool Works, Inc. ...................      76,712
        600        Kimberly-Clark Corp. ........................      39,528
      1,700        Newell Rubbermaid, Inc. .....................      39,950
      1,100        NIKE, Inc. Class B ..........................      83,325
      1,700        Target Corp. ................................      72,199
      2,000        Tribune Co. .................................      91,080
      6,400        Walt Disney Co. (The) .......................     163,136
      2,400        Waste Management, Inc. ......................      73,560
                                                                   ---------
                                                                     823,670
                                                                   =========
----------------------------------------------------------------
CONSUMER STAPLES -- 7.65%
      2,200        Archer-Daniels-Midland Co. ..................      36,916
        900        CVS Corp. ...................................      37,818
        600        Diageo PLC ADR ..............................      32,850
      1,600        Gillette Co. ................................      67,840
      1,000        H.J. Heinz Co. ..............................      39,200
      1,600        Kellogg Co. .................................      66,960
      4,100        Kraft Foods, Inc. ...........................     129,888
      3,500        Kroger Co. (b) ..............................      63,700
      2,400        PepsiCo, Inc. ...............................     129,312
                                                                   ---------
                                                                     604,484
                                                                   =========

----------------------------------------------------------------------------

SHARES             DESCRIPTION                                  MARKET VALUE
----------------------------------------------------------------------------

----------------------------------------------------------------
ENERGY -- 9.65%
      2,900        Baker Hughes, Inc. ..........................   $ 109,185
        500        BP PLC ADR ..................................      26,785
        100        Constellation Energy Group, Inc. ............       3,790
      8,800        Exxon Mobil Corp. ...........................     390,808
      1,400        GlobalSantaFe Corp. .........................      37,100
        300        PG&E Corp. (b) ..............................       8,382
      1,400        Progress Energy, Inc. .......................      61,670
      1,700        Schlumberger Ltd. ...........................     107,967
        600        Southern Co. (The) ..........................      17,490
                                                                   ---------
                                                                     763,177
                                                                   =========
----------------------------------------------------------------
FINANCIAL -- 16.77%
        500        Allstate Corp. ..............................      23,275
      2,300        American International Group, Inc. ..........     163,944
      1,055        Bank of America Corp. .......................      89,274
      2,800        Bank of New York Co., Inc. (The) ............      82,544
      3,600        Bank One Corp. ..............................     183,600
        900        CIGNA Corp. .................................      61,929
      3,400        Citigroup, Inc. .............................     158,100
        400        Goldman Sachs Group, Inc. ...................      37,664
        600        Hartford Financial Services
                   Group, Inc. .................................      41,244
      1,100        J.P. Morgan Chase & Co. .....................      42,647
      3,500        Mellon Financial Corp. ......................     102,655
      1,400        Merrill Lynch & Co. .........................      75,572
      1,073        St. Paul Cos., Inc. .........................      43,499
      1,800        U.S. Bancorp ................................      49,608
      2,000        Wachovia Corp. ..............................      89,000
      1,400        Wells Fargo & Co. ...........................      80,122
                                                                   ---------
                                                                   1,324,677
                                                                   =========
----------------------------------------------------------------
HEALTHCARE -- 10.67%
      1,500        Abbott Laboratories .........................      61,140
      2,700        Baxter International, Inc. ..................      93,177
      1,700        Bristol-Myers Squibb Co. ....................      41,650
      1,500        Cardinal Health, Inc. .......................     105,075
        100        Guidant Corp. ...............................       5,588
      2,000        Merck & Co., Inc. ...........................      95,000
      1,507        Monsanto Co. ................................      58,020
      2,500        Novartis AG ADR .............................     111,250
      1,400        Pfizer, Inc. ................................      47,992
      5,500        Schering-Plough Corp. .......................     101,640
      3,400        Wyeth Corp. .................................     122,944
                                                                   ---------
                                                                     843,476
                                                                   =========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
10                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GROWTH & INCOME (CONTINUED)

---------------------------------------------------------------------

SHARES     DESCRIPTION                                   MARKET VALUE
---------------------------------------------------------------------

--------------------------------------------------------
MEDIA & ENTERTAINMENT -- 1.26%
 1,000     Time Warner, Inc. (b) .......................   $   17,580
 2,300     Viacom, Inc. Class B ........................       82,156
                                                           ----------
                                                               99,736
                                                           ==========
--------------------------------------------------------
TECHNOLOGY -- 12.46%
   900     Agilent Technologies, Inc. (b) ..............       26,352
 4,600     Apple Computer, Inc. (b) ....................      149,684
 4,500     Comcast Corp., Special Class A (b) ..........      124,245
   900     Computer Associates
            International, Inc. ........................       25,254
   900     Eastman Kodak Co. ...........................       24,282
11,800     EMC Corp. (b) ...............................      134,520
   400     Honeywell International, Inc. ...............       14,652
   100     International Business
            Machines Corp. .............................        8,815
 1,400     Microsoft Corp. .............................       39,984
11,200     Motorola, Inc. ..............................      204,400
 9,500     Solectron Corp. (b) .........................       61,465
 1,100     Teradyne, Inc. (b) ..........................       24,970
   900     Texas Instruments, Inc. .....................       21,762
 8,600     Xerox Corp. (b) .............................      124,700
                                                           ----------
                                                              985,085
                                                           ==========
--------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.71%
 1,200     Cox Communications, Inc.
            Class A (b) ................................       33,348
10,700     Nortel Networks Corp., ADR (b) ..............       53,393
 9,600     Qwest Communications
            International, Inc. (b) ....................       34,464
 3,500     SBC Communications, Inc. ....................       84,875
 4,600     Verizon Communications, Inc. ................      166,474
                                                           ----------
                                                              372,554
                                                           ==========

---------------------------------------------------------------------

SHARES     DESCRIPTION                                   MARKET VALUE
---------------------------------------------------------------------

--------------------------------------------------------
TRANSPORTATION & SERVICES -- 3.34%
 1,500     AMR Corp. (b) ...............................   $   18,165
 1,300     Canadian National Railway Co. ...............       56,667
 1,700     CSX Corp. ...................................       55,709
 1,600     Delta Air Lines, Inc. (b) ...................       11,392
 1,300     Union Pacific Corp. .........................       77,285
   600     United Parcel Service, Class B ..............       45,102
                                                           ----------
                                                              264,320
                                                           ==========
--------------------------------------------------------
UTILITIES -- 0.82%
   700     FPL Group, Inc. .............................       44,765
   500     Public Service Enterprise Group, Inc.               20,015
                                                           ----------
                                                               64,780
                                                           ==========
TOTAL COMMON STOCKS ....................................    7,619,890
(COST $6,108,518)                                          ==========

TOTAL INVESTMENTS ......................................    7,619,890
(COST $6,108,518) (a) -- 96.39%

Other assets in excess of liabilities -- 3.61% .........      285,116
                                                           ----------

NET ASSETS -- 100.00% .................................    $7,905,006
                                                           ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

ADR - AMERICAN DEPOSITARY RECEIPT


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

BALANCED

--------------------------------------------------------------------------

SHARES             DESCRIPTION                                MARKET VALUE
--------------------------------------------------------------------------

COMMON STOCKS -- 67.65%
--------------------------------------------------------------
BASIC MATERIALS -- 1.79%
      5,645        AU Optronics Corp. ADR ....................   $  92,239
                                                                 ---------
--------------------------------------------------------------
CONSUMER CYCLICAL -- 18.60%
      3,700        Ameristar Casinos, Inc. ...................     124,246
      1,800        Argosy Gaming Co. (b) .....................      67,680
      1,400        Barnes & Noble, Inc. (b) ..................      47,572
      1,600        Carnival Corp. ............................      75,200
      2,200        DeVry, Inc. (b) ...........................      60,324
      1,000        Harley-Davidson, Inc. .....................      61,940
      2,550        Harrah's Entertainment, Inc. ..............     137,955
      1,200        Oxford Industries, Inc. ...................      52,272
      2,400        Performance Food Group Co. (b) ............      63,696
      2,300        Rent-A-Center, Inc. (b) ...................      68,839
      3,900        The ServiceMaster Co. .....................      48,048
      1,200        Weight Watchers International,
                     Inc. (b) ................................      46,968
      3,525        WMS Industries, Inc. (b) ..................     105,045
                                                                 ---------
                                                                   959,785
                                                                 =========
--------------------------------------------------------------
ENERGY -- 3.56%
        300        ChevronTexaco Corp. .......................      28,233
      2,600        Halliburton Co. ...........................      78,676
      1,000        Kerr-Mcgee Corp. ..........................      53,770
        600        Unocal Corp. ..............................      22,800
                                                                 ---------
                                                                   183,479
                                                                 =========
--------------------------------------------------------------
FINANCIAL -- 4.01%
      1,500        American Express Co. ......................      77,070
      1,700        Morgan Stanley ............................      89,709
        950        Northern Trust Corp. ......................      40,166
                                                                 ---------
                                                                   206,945
                                                                 =========

--------------------------------------------------------------------------

SHARES             DESCRIPTION                                MARKET VALUE
--------------------------------------------------------------------------

--------------------------------------------------------------
HEALTHCARE -- 27.98%
        750        Abbott Laboratories .......................   $  30,570
      2,000        American Medical Systems
                    Holdings, Inc. (b) .......................      67,400
      3,100        Axcan Pharma, Inc. (b) ....................      65,410
      3,000        Bayer AG ADR ..............................      87,600
      3,350        Bristol-Myers Squibb Co. ..................      82,075
      1,400        Charles River Laboratories
                    International, Inc. (b) ..................      68,418
      8,000        Elan Corp. PLC ADR (b) ....................     197,920
         75        Hospira, Inc. (b) .........................       2,070
      1,000        Johnson & Johnson, Inc. ...................      55,700
      3,200        MedImmune, Inc. (b) .......................      74,880
      4,100        Mentor Corp. ..............................     140,589
      1,250        Merck & Co., Inc. .........................      59,375
      1,100        Millipore Corp. (b) .......................      62,007
      3,400        Pharmaceutical Product
                    Development, Inc. (b) ....................     108,018
      4,600        Schering-Plough Corp. .....................      85,008
        900        Shire Pharmaceuticals Group PLC
                    ADR (b) ..................................      24,066
        900        Taro Pharmaceutical Industries
                    Ltd. (b) .................................      39,150
      2,600        Warner Chilcott PLC ADR ...................     130,494
      1,750        Wyeth Corp. ...............................      63,280
                                                                 ---------
                                                                 1,444,030
                                                                 =========
--------------------------------------------------------------
TECHNOLOGY -- 8.62%
        550        Analog Devices, Inc. ......................      25,894
      1,800        Applied Materials, Inc. (b) ...............      35,316
      1,200        Dell, Inc. (b) ............................      42,984
      2,700        Intel Corp. ...............................      74,520
      2,300        Microsoft Corp. ...........................      65,688
      2,200        National Semiconductor Corp. (b) ..........      48,378
      2,400        SanDisk Corp. (b) .........................      52,056
      1,500        Scientific-Atlanta, Inc. ..................      51,750
      4,100        Wind River Systems, Inc. (b) ..............      48,216
                                                                 ---------
                                                                   444,802
                                                                 =========
--------------------------------------------------------------
TELECOMMUNICATIONS -- 0.99%
      3,500        Nokia Corp. Class A .......................      50,890
                                                                 ---------


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
12                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

BALANCED (CONTINUED)

-----------------------------------------------------------------------

SHARES/
PRINCIPAL
AMOUNT         DESCRIPTION                                 MARKET VALUE
-----------------------------------------------------------------------
-----------------------------------------------------------
TRANSPORTATION & SERVICES -- 2.10%
     950       FedEx Corp. ................................   $  77,606
   1,425       Orbitz, Inc. Class A (b) ...................      30,809
                                                              ---------
                                                                108,415
                                                              ---------
TOTAL COMMON STOCKS .....................................     3,490,585
(COST $2,943,378)                                             =========

CORPORATE BONDS -- 16.09%
-----------------------------------------------------------
BUILDING MATERIALS -- 2.17%
$100,000       Texas Industries, Inc., 10.25%,
               06/15/11 ...................................     112,000
                                                              =========
-----------------------------------------------------------
CONSUMER CYCLICAL -- 4.49%
  15,000       Aztar Corp., 7.88%, 06/15/14, (c) ..........      15,225
  15,000       Circus Circus Enterprise, Inc.,
               7.63%, 07/15/13 ............................      15,038
  10,000       Isle Of Capri Casinos, Inc.,
               7.00%, 03/01/14, (c) .......................       9,325
   5,000       John Q. Hammons Hotels,
               8.88%, 05/15/12 ............................       5,450
  15,000       Mandalay Resort Group,
               10.25%, 08/01/07 ...........................      16,725
  25,000       MGM Mirage, Inc., 8.38%, 02/01/11 ..........      26,250
  10,000       Park Place Entertainment Corp.,
               8.88%, 09/15/08 ............................      10,875
  25,000       Park Place Entertainment Corp.,
               8.13%, 05/15/11 ............................      26,656
  65,000       Penn National Gaming, Inc.,
               8.88%, 03/15/10 ............................      70,930
  25,000       Royal Caribbean Cruises Ltd.,
               7.50%, 10/15/27 ............................      23,500
  10,000       WCI Communities, Inc.,
               10.63%, 02/15/11 ...........................      11,125
                                                              ---------
                                                                231,099
                                                              =========
-----------------------------------------------------------
CONSUMER STAPLES -- 0.90%
  30,000       Nash-Finch Co., 8.50%, 05/01/08 ............      30,038
  15,000       Pilgrim's Pride Corp.,
               9.63%, 09/15/11 ............................      16,650
                                                              ---------
                                                                 46,688
                                                              =========

-----------------------------------------------------------------------
SHARES/
PRINCIPAL
AMOUNT         DESCRIPTION                                 MARKET VALUE
-----------------------------------------------------------------------
------------------------------------------------------------
ENERGY -- 2.68%
$  5,000       Swift Energy Co., 9.38%, 05/01/12 ..........   $   5,363
  50,000       Tesoro Petroleum Corp.,
                9.63%, 04/01/12 ...........................      56,375
  80,000       United Refining Co.,
                10.75%, 06/15/07 ..........................      76,800
                                                              ---------
                                                                138,538
                                                              =========
------------------------------------------------------------
FINANCIAL -- 3.24%
  45,000       BISYS Group, Inc. (The),
                4.00%, 03/15/06 ...........................      44,719
  25,000       Ford Motor Credit Co.,
                5.80%, 01/12/09 ...........................      25,260
  50,000       Host Marriott Corp., 9.25%, 10/01/07              55,374
  40,000       NCO Group, Inc., 4.75%, 04/15/06 ...........      41,950
                                                              ---------
                                                                167,303
                                                              =========
------------------------------------------------------------
HEALTHCARE -- 1.33%
  20,000       AaiPharma, Inc., 11.00%, 04/01/10 ..........      16,800
  50,000       ICN Pharmaceuticals, Inc.,
                6.50%, 07/15/08 ...........................      51,938
                                                              ---------
                                                                 68,738
                                                              =========
------------------------------------------------------------
MEDIA & ENTERTAINMENT -- 0.57%
  35,000       Charter Communication Holdings,
                11.13%, 01/15/11 ..........................      29,575
                                                              =========
------------------------------------------------------------
TECHNOLOGY -- 0.20%
  10,000       Lucent Technologies, Inc.,
                7.25%, 07/15/06 ...........................      10,300
                                                              =========
------------------------------------------------------------
UTILITIES -- 0.51%
  25,000       Allied Waste Industries, Inc.,
                7.88%, 04/15/13 ...........................      26,250
                                                              ---------
TOTAL CORPORATE BONDS .....................................     830,491
(COST $784,826)                                               =========

INVESTMENT COMPANIES -- 6.32%
 121,299       Wells Fargo Government Institutional
                Money Market ..............................     121,299
 205,012       Wells Fargo Prime Investment
                Money Market ..............................     205,012
                                                              ---------
TOTAL INVESTMENT COMPANIES ..............................       326,311
(COST $326,311)                                               =========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

BALANCED (CONTINUED)

-------------------------------------------------------------------
SHARES/
PRINCIPAL
AMOUNT        DESCRIPTION                              MARKET VALUE
-------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 4.84%
------------------------------------------------------
U.S. TREASURY BILLS -- 4.84%
 $ 250,000    0.96%, 08/19/04 ........................   $  249,600
                                                         ==========
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS .................................        249,600
(COST $249,673)                                          ==========

CONVERTIBLE PREFERRED STOCKS -- 3.64%
------------------------------------------------------
BUILDING MATERIALS -- 0.81%
       900    TXI Capital Trust, Inc. ................       41,670
                                                         ==========
------------------------------------------------------
ENERGY -- 1.95%
     6,000    ICO Holdings, Inc. .....................      100,650
                                                         ==========
------------------------------------------------------
FINANCIAL -- 0.88%
     1,000    Fleetwood Capital Trust (b) ............       45,500
                                                         ==========
TOTAL CONVERTIBLE PREFERRED STOCKS ...................      187,820
(COST $159,882)                                          ==========

CONVERTIBLE CORPORATE BONDS -- 1.10%
------------------------------------------------------
HEALTHCARE -- 0.45%
    25,000    Enzon Pharmaceuticals, Inc.,
              4.50%, 07/01/08 ........................       23,219
                                                         ==========
------------------------------------------------------
TECHNOLOGY -- 0.65%
    35,000    Conexant Systems, Inc.,
              4.00%, 02/01/07 ........................       33,687
                                                         ==========
TOTAL CONVERTIBLE CORPORATE BONDS ..................         56,906
(COST $50,680)                                           ==========


-------------------------------------------------------------------

SHARES        DESCRIPTION                              MARKET VALUE
-------------------------------------------------------------------

PREFERRED STOCK -- 0.01%
------------------------------------------------------
MEDIA & ENTERTAINMENT -- 0.01%
        50    Adelphia Communications Corp. ..........   $      713
                                                         ==========

TOTAL PREFERRED STOCK ................................          713
(COST $5,069)                                            ==========

TOTAL INVESTMENTS ....................................    5,142,426
(COST $4,519,819) (A) -- 99.65%

Other assets in excess of liabilities -- 0.35% .......       17,985
                                                         ==========
NET ASSETS -- 100.00% ................................   $5,160,411
                                                         ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

(c) RULE 144A, SECTION 4(2), OR OTHER SECURITY, WHICH IS RESTRICTED AS TO RESALE TO INSTITUTIONAL INVESTORS.

ADR - AMERICAN DEPOSITARY RECEIPT




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

INTERMEDIATE FIXED INCOME

----------------------------------------------------------
 PRINCIPAL
  AMOUNT       DESCRIPTION                    MARKET VALUE
----------------------------------------------------------

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 53.52%
-----------------------------------------------
FEDERAL NATIONAL CONVENTIONAL
LOAN -- 13.39%
 $    27,075   6.00%, 04/01/18 ...............   $  28,250
      28,997   6.00%, 05/01/29 ...............      29,759
       1,707   8.00%, 10/01/30 ...............       1,857
      22,376   6.50%, 02/01/32 ...............      23,342
     119,634   6.50%, 03/01/32 ...............     124,799
     107,057   7.00%, 05/01/32 ...............     113,022
      13,848   6.50%, 06/01/32 ...............      14,434
      19,763   6.50%, 09/01/32 ...............      20,599
     138,395   6.50%, 01/01/33 ...............     144,248
     102,206   6.00%, 02/01/33 ...............     104,495
      46,473   5.00%, 06/01/33 ...............      47,282
      79,192   5.50%, 06/01/33 ...............      79,067
                                                 ---------
                                                   731,154
                                                 =========
-----------------------------------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 16.18%
      30,000   1.25%, 07/30/04 ...............      29,970
      80,000   3.625%, 09/15/08 ..............      78,939
      24,610   3.53%, 07/01/10 ...............      23,374
      10,000   5.50%, 09/25/11 ...............      10,332
      10,000   4.06%, 06/01/13 ...............       9,294
       8,953   7.00%, 11/01/31 ...............       9,487
      28,754   6.00%, 02/01/33 ...............      29,416
      24,609   5.50%, 04/01/33 ...............      24,570
      91,508   5.50%, 07/01/33 ...............      91,363
     125,000   TBA, 5.00%, 07/01/19 ..........     125,156
     220,000   TBA, 5.00%, 07/01/34 ..........     212,506
     235,000   TBA, 6.00%, 08/01/34 ..........     238,967
                                                 ---------
                                                   883,374
                                                 =========
-----------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 3.15%
       9,387   1.698%, 11/16/06 ..............       9,362
      30,000   4.145%, 09/20/08 ..............      30,000
       6,466   9.00%, 12/15/17 ...............       7,358
      24,249   2.914%, 06/16/18 (c) ..........      23,575
      20,000   3.607%, 08/16/18 ..............      19,736
      30,000   2.822%, 12/16/19 ..............      29,099
      35,000   3.377%, 01/16/23 ..............      34,027
         631   1.553%, 05/15/29 (c) ..........         632
      17,425   6.50%, 10/15/32 ...............      18,233
                                                 ---------
                                                   172,022
                                                 =========

----------------------------------------------------------
 PRINCIPAL
  AMOUNT       DESCRIPTION                    MARKET VALUE
----------------------------------------------------------

-----------------------------------------------
STUDENT LOAN MARKETING
ASSOCIATION -- 0.36%
 $    15,000   2.75%, 12/01/05 ...............   $  14,997
       4,834   1.21%, 07/27/09 (c) ...........       4,852
                                                 ---------
                                                    19,849
                                                 =========
-----------------------------------------------
U.S. TREASURY BILLS -- 1.21%
      41,000   0.945%, 07/15/04 ..............      40,982
      25,000   1.15%, 09/02/04 (d) ...........      24,947
                                                 ---------
                                                    65,929
                                                 =========
-----------------------------------------------
U.S. TREASURY BONDS -- 0.10%
       5,000   6.25%, 05/15/30 ...............       5,600

-----------------------------------------------
U.S. TREASURY NOTES -- 19.13%
      55,000   1.25%, 05/31/05 ...............      54,635
      20,000   1.50%, 07/31/05 ...............      19,873
     270,000   1.875%, 01/31/06 ..............     267,510
     125,000   1.50%, 03/31/06 ...............     122,769
     205,000   2.50%, 05/31/06 ...............     204,376
     210,000   3.25%, 08/15/08 ...............     207,465
     105,000   4.375%, 08/15/12 ..............     104,545
      65,000   4.00%, 11/15/12 ...............      62,951
                                                 ---------
                                                 1,044,124
                                                 ---------

TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS ..........................    2,922,052
(COST $2,926,237)                                =========

CORPORATE BONDS -- 42.37%
-----------------------------------------------
AUTOMOBILES -- 0.10%
      15,000   General Motors Corp.,
                0.00%, 03/15/36 ..............       5,629

-----------------------------------------------
BANKS & FINANCE -- 0.77%
      25,000   Daimler Chrysler Holding Corp.,
                7.75%, 06/15/05 ..............      26,166
      15,000   Daimler Chrysler Holding Corp.,
                7.375%, 09/15/06 .............      16,113
                                                 ---------
                                                    42,279
                                                 =========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

INTERMEDIATE FIXED INCOME (CONTINUED)

-----------------------------------------------------------------
  PRINCIPAL
    AMOUNT          DESCRIPTION                      MARKET VALUE
-----------------------------------------------------------------

BASIC MATERIALS -- 2.88%
    $   10,000      Abitibi, Inc.,
                     8.30%, 08/01/05 ..................   $10,399
        17,000      Abitibi, Inc.,
                     8.50%, 08/01/29 ..................    16,087
        13,000      Ball Corp.,
                     6.875%, 12/15/12 .................    13,260
        10,000      D.R. Horton, Inc.,
                     5.00%, 01/15/09 ..................     9,863
        10,000      D.R. Horton, Inc.,
                     8.50%, 04/15/12 ..................    11,100
        15,000      Domtar, Inc.,
                     5.375%, 12/01/13 .................    14,289
        21,000      Georgia-Pacific Corp.,
                     8.875%, 02/01/10 .................    23,888
        14,000      ICI Wilmington,
                     4.375%, 12/01/08 .................    13,747
        14,000      RPM International, Inc.,
                     6.25%, 12/15/13 (b) ..............    14,074
        20,000      Sappi Papier Holding AG,
                     6.75%, 06/15/12 ..................    21,375
         9,000      UPM-Kymmene Corp.,
                     5.625%, 12/01/14 (b) .............     8,918
                                                          -------
                                                          157,000
                                                          =======
-------------------------------------------------------
CAPITAL GOODS -- 0.87%
         3,000      American Standard, Inc.,
                     7.375%, 02/01/08 .................     3,255
        12,000      Internationl Steel Group,
                     6.50%, 04/15/14 ..................    11,310
         7,000      Owens-Brockway Glass Container,
                     Inc.,
                     7.75%, 05/15/11 ..................     7,315
        25,000      Pemex Project Funding Master Trust,
                     7.375%, 12/15/14 .................    25,625
                                                          -------
                                                           47,505
                                                          =======
-------------------------------------------------------
CONSUMER CYCLICAL -- 7.32%
        25,000      Altria Group, Inc.,
                     5.625%, 11/04/08 .................    25,133
        10,000      Altria Group, Inc.,
                     7.00%, 11/04/13 ..................    10,201
        25,000      Aramark Services, Inc.,
                     7.00%, 05/01/07 ..................    27,003
        15,000      British Sky Broadcasting Group PLC,
                     6.875%, 02/23/09 .................    16,398
        10,000      British Sky Broadcasting Group PLC,
                     8.20%, 07/15/09 ..................    11,534
        30,000      Carnival Corp.,
                     7.05%, 05/15/05 ..................    31,033

-----------------------------------------------------------------
  PRINCIPAL
    AMOUNT          DESCRIPTION                      MARKET VALUE
-----------------------------------------------------------------

-------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
    $    5,000      Carnival Corp.,
                     3.75%, 11/15/07 (b) ..............   $ 4,947
        14,000      Carnival Corp.,
                     6.65%, 01/15/28 ..................    14,024
         5,000      Citizens Communications,
                     9.25%, 05/15/11 ..................     5,233
        10,000      Clear Channel Communications,
                     7.65%, 09/15/10 ..................    11,280
        25,000      Cox Communications, Inc.,
                     7.125%, 10/01/12 .................    27,442
        15,000      Echostar DBS Corp., 10.375%,
                     10/01/07 .........................    16,106
         5,000      Echostar DBS Corp.,
                     5.75%, 10/01/08 (b) ..............     4,956
        25,000      FedEx Corp.,
                     2.65%, 04/01/07 ..................    24,293
        10,000      Hilton Hotels Corp.,
                     7.00%, 07/15/04 ..................    10,000
        45,000      Liberty Media Corp.,
                     3.50%, 09/25/06 ..................    44,942
        20,000      Mohegan Tribal Gaming Authority,
                     8.375%, 07/01/11 .................    21,700
        10,000      Mohegan Tribal Gaming Authority,
                     8.00%, 04/01/12 ..................    10,700
         5,000      Office Depot, Inc.,
                     6.25%, 08/15/13 ..................     5,159
         5,000      Park Place Entertainment,
                     7.875%, 12/15/05 .................     5,269
         5,000      Park Place Entertainment,
                     8.50%, 11/15/06 ..................     5,450
         4,000      Rouse Co.,
                     3.625%, 03/15/09 .................     3,804
        25,000      Royal Caribbean Cruises Ltd.,
                     8.75%, 02/02/11 ..................    27,813
         5,000      Royal Caribbean Cruises Ltd.,
                     7.50%, 10/15/27 ..................     4,700
        15,000      Speedway Motorsports, Inc.,
                     6.75%, 06/01/13 ..................    15,225
        15,000      Stater Brothers Holdings,
                     8.125%, 06/15/12 .................    15,131
                                                          -------
                                                          399,476
                                                          =======


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
16                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

INTERMEDIATE FIXED INCOME (CONTINUED)

-------------------------------------------------------------------
    PRINCIPAL
      AMOUNT        DESCRIPTION                        MARKET VALUE
-------------------------------------------------------------------

---------------------------------------------------------
CONSUMER STAPLES -- 0.79%
    $   10,000      Safeway, Inc.,
                     4.125%, 11/01/08 ...................   $ 9,798
        15,000      Tricon Global Restaurants, Inc.,
                     8.50%, 04/15/06 ....................    16,317
        10,000      Tricon Global Restaurants, Inc.,
                     7.65%, 05/15/08 ....................    11,175
         5,000      Tricon Global Restaurants, Inc.,
                     8.875%, 04/15/11 ...................     6,042
                                                            -------
                                                             43,332
                                                            =======
---------------------------------------------------------
ENERGY -- 3.30%
        13,000      Amerada Hess Corp.,
                     7.30%, 08/15/31 ....................    13,239
        10,000      Centerpoint Energy Resources,
                     7.875%, 04/01/13 (b) ...............    11,207
        20,000      First Energy Corp.,
                     5.50%, 11/15/06 ....................    20,702
        15,000      First Energy Corp.,
                     6.45%, 11/15/11 ....................    15,574
         5,000      Ipalco Enterprises, Inc.,
                     8.625%, 11/14/11 ...................     5,450
         3,000      Ipalco Enterprises, Inc.,
                     6.60%, 01/01/34 ....................     2,947
         5,000      Monongahela Power Co.,
                     6.70%, 06/15/14 ....................     5,073
        20,000      Niagara Mohawk Power Corp.,
                     7.75%, 10/01/08 ....................    22,534
        15,000      Southern Natural Gas,
                     7.35%, 02/15/31 ....................    13,500
        10,000      Teck Cominco Ltd.,
                     7.00%, 09/15/12 ....................    10,711
        25,000      TXU Corp.,
                     6.375%, 01/01/08 (c) ...............    26,613
        15,000      TXU Corp.,
                     2.46%, 07/01/28 ....................    14,037
        15,000      Westar Energy, Inc.,
                     7.875%, 05/01/07 ...................    16,586
         2,000      XTO Energy, Inc.,
                     6.25%, 04/15/13 ....................     2,084
                                                            -------
                                                            180,257
                                                            =======
---------------------------------------------------------
FINANCIAL -- 18.45%
        10,000      Ace Ina Holdings, Inc.,
                     5.875%, 06/15/14 ...................    10,136
        45,000      American Express Co.,
                     1.588%, 09/17/07 (c) ...............    45,066
        65,000      American Express Co.,
                     1.69%, 01/15/09 ....................    63,345
         2,572      Americredit Automobile Receivables
                     Trust, 1.36%, 09/12/07 (c) .........     2,576

-------------------------------------------------------------------
    PRINCIPAL
      AMOUNT        DESCRIPTION                        MARKET VALUE
-------------------------------------------------------------------

---------------------------------------------------------
FINANCIAL (CONTINUED)
    $   40,000      Amvescap PLC,
                     6.60%, 05/15/05 ....................   $41,207
        15,000      Archstone-Smith Trust,
                     5.00%, 08/15/07 ....................    15,444
        15,000      Banco Nacional De Desenvolvimiento
                     Economico (Brazil),
                     9.622%, 06/16/08 (c) ...............    15,239
        25,000      Bear Stearns Commercial Mortgage
                     Securities,
                     4.24%, 08/13/39 ....................    24,190
         7,000      Boston Properties, Inc.,
                     5.625%, 04/15/15 ...................     6,848
        40,000      Capital One Financial Corp.,
                     6.00%, 08/15/13 ....................    41,247
        10,000      Chevy Chase Bank,
                     6.875%, 12/01/13 ...................    10,050
        25,000      Citbank Credit Card Issuance Trust,
                     6.65%, 05/15/08 ....................    26,433
           637      Citifinancial Mortgage Securities,
                     1.40%, 05/25/33 (c) ................       637
        35,000      Countrywide Home Loan,
                     1.26%, 04/12/06 (c) ................    35,011
        40,000      CS First Boston Mortgage Securities
                     Corp.,
                     6.505%, 02/15/34 ...................    43,368
        50,000      Daimler Chrysler Auto Trust,
                     2.88%, 10/08/09 ....................    49,686
         5,000      Duke-Weeks Realty Corp. LP,
                     7.375%, 09/22/05 ...................     5,276
        10,000      Duke-Weeks Realty Corp. LP,
                     6.95%, 03/15/11 ....................    10,982
         5,000      Eircom Funding,
                     8.25%, 08/15/13 ....................     5,225
        20,000      Enterprise Capital Trust II,
                     2.33%, 06/30/28 (c) ................    18,924
        10,000      ERAC USA Finance Co.,
                     7.35%, 06/15/08 (b) ................    11,058
         5,000      ERP Operating LP,
                     4.75%, 06/15/09 ....................     5,011
        10,000      First Industrial LP,
                     5.25%, 06/15/09 ....................    10,079
         5,000      First Industrial LP,
                     6.42%, 06/01/14 ....................     5,132
        10,000      Ford Holdings, Inc.,
                     9.30%, 03/01/30 ....................    11,047
        30,000      Ford Motor Credit Co.,
                     7.60%, 08/01/05 ....................    31,414
        55,000      Ford Motor Credit Co.,
                     6.50%, 01/25/07 ....................    57,824
        15,000      General Motors Acceptance Corp.,
                     4.15%, 02/07/05 ....................    15,174


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

INTERMEDIATE FIXED INCOME (CONTINUED)

---------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT        DESCRIPTION                                MARKET VALUE
---------------------------------------------------------------------------

--------------------------------------------------------------
FINANCIAL (CONTINUED)
    $   55,000      General Motors Acceptance Corp.,
                     5.85%, 01/14/09 ..........................   $  55,787
        29,000      Glencore Funding LLC,
                     6.00%, 04/15/14 ..........................      26,947
         5,000      Goldman Sachs,
                     6.345%, 02/15/34 .........................       4,710
        26,000      Healthcare Realty Trust, Inc.,
                     8.125%, 05/01/11 .........................      29,933
         5,000      Jefferies Group, Inc.,
                     7.50%, 08/15/07 ..........................       5,544
         7,000      Jefferies Group, Inc.,
                     7.75%, 03/15/12 ..........................       7,944
        15,000      JP Morgan Chase & Co.,
                     4.875%, 03/15/14 .........................      14,159
        30,000      Lehman Brothers Holding,
                     4.80%, 03/13/14 ..........................      28,102
        15,000      Leucadia National Corp.,
                     7.00%, 08/15/13 (b) ......................      14,906
        10,000      MBNA Credit Card Master Note
                     Trust,
                     4.95%, 06/15/09 (c) ......................      10,414
        10,000      Morgan Stanley,
                     4.75%, 04/01/14 ..........................       9,244
        15,000      Northern Rock PLC,
                     5.60%, 04/30/49 ..........................      14,601
        20,000      PPL Cap Funding Trust I,
                     7.29%, 05/18/06 ..........................      21,007
        20,000      Principal Financial Life Group,
                     1.152%, 10/14/05 (c) .....................      20,058
        25,000      Royal Bank of Scotland,
                     7.82%, 12/31/05 ..........................      26,624
        10,000      Union Planters Bank,
                     5.125%, 06/15/07 .........................      10,492
         5,000      Vanderbilt Mortgage Finance,
                     6.75%, 03/07/29 ..........................       5,003
        30,000      Washington Mutual, Inc.,
                     2.40%, 11/03/05 ..........................      29,801
        15,000      Washington Mutual, Inc.,
                     4.625%, 04/01/14 .........................      13,707
        40,000      Zions Bancorp,
                     6.00%, 09/15/15 ..........................      40,412
                                                                  ---------
                                                                  1,007,024
                                                                  =========

---------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT        DESCRIPTION                                MARKET VALUE
---------------------------------------------------------------------------

--------------------------------------------------------------
HEALTHCARE -- 0.59%
    $    5,000      HCA Healthcare Co.,
                     7.125%, 06/01/06 .........................   $   5,284
        15,000      HCA Healthcare Co.,
                     9.00%, 12/15/14 ..........................      17,468
         5,000      Wyeth Corp.,
                     6.45%, 02/01/24 ..........................       4,768
         5,000      Wyeth Corp.,
                     6.50%, 02/01/34 ..........................       4,728
                                                                  ---------
                                                                     32,248
                                                                  =========
-------------------------------------------------------------
TECHNOLOGY -- 4.83%
        10,000      AT&T Wireless Services, Inc.,
                     7.875%, 03/01/11 .........................      11,390
        10,000      AT&T Wireless Services, Inc.,
                     8.75%, 03/01/31 ..........................      12,227
        20,000      Deutsche Telekom,
                     8.75%, 06/15/30 ..........................      24,413
        15,000      France Telecom,
                     8.75%, 03/01/11 ..........................      17,405
        15,000      News America, Inc.,
                     7.25%, 05/18/18 ..........................      16,578
        10,000      Quest Corp.,
                     5.625%, 11/15/08 .........................       9,825
         5,000      Rogers Cable, Inc.,
                     6.25%, 06/15/13 ..........................       4,732
         5,000      Rogers Wireless, Inc.,
                     6.375%, 03/01/14 .........................       4,625
        15,000      Sprint Capital Corp.,
                     8.375%, 03/15/12 .........................      17,265
        20,000      Sprint Capital Corp.,
                     8.75%, 03/15/32 ..........................      23,372
        10,000      Telecom Italia Capital Corp.,
                     5.25%, 11/15/13 (b) ......................       9,696
        48,000      TELUS Corp.,
                     8.00%, 06/01/11 ..........................      54,628
        30,000      Tyco International Group SA Ltd.,
                     6.125%, 01/15/09 .........................      31,881
        15,000      Tyco International Group SA Ltd.,
                     6.75%, 02/15/11 ..........................      16,321
         8,000      Univison Communications, Inc.,
                     7.85%, 07/15/11 ..........................       9,238
                                                                  ---------
                                                                    263,596
                                                                  =========
--------------------------------------------------------------
UTILITIES -- 2.47%
         5,919      AES Corp., 10.00%, 07/15/05 (b) ...........       6,082
        25,000      Allied Waste, Inc.,
                     8.875%, 04/01/08 .........................      27,500
         5,000      Cleveland Electric Co.,
                     7.43%, 11/01/09 ..........................       5,561


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
18                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

INTERMEDIATE FIXED INCOME (CONTINUED)

----------------------------------------------------------------
PRINCIPAL
 AMOUNT       DESCRIPTION                           MARKET VALUE
----------------------------------------------------------------

----------------------------------------------------
UTILITIES (CONTINUED)
$   15,000    Consolidated Natural Gas,
               7.25%, 10/01/04 .....................   $  15,187
     3,000    Consumers Energy Co.,
               6.25%, 09/15/06 .....................       3,153
    50,000    Nisource, Inc.,
               2.70%, 12/17/07 .....................      49,627
     5,000    Nisource, Inc.,
               7.86%, 03/27/17 .....................       5,862
    10,000    Waste Management, Inc.,
               7.375%, 08/01/10 ....................      11,249
    10,000    Waste Management, Inc.,
               7.375%, 05/15/29 ....................      10,868
                                                       ---------
                                                         135,089
                                                       ---------
TOTAL CORPORATE BONDS ............................     2,313,435
(COST $2,292,321)                                      =========

ASSET BACKED SECURITIES -- 7.98%
----------------------------------------------------
BANK HOLDINGS COMPANIES -- 2.29%
    20,000    BMW Vehicle Owner Trust,
               3.32%, 02/25/09 .....................      19,756
    65,000    Discover Card Master Trust,
               1.52%, 02/16/07 (c) .................      65,059
    15,000    First Chicago/Lennar Trust,
               7.90%, 04/29/39 (c) .................      15,614
     5,000    Ford Credit Auto Trust,
               4.19%, 07/15/09 .....................       4,780
    20,000    MBNA Master Credit Card Trust
               Corp.,
               2.70%, 09/15/09 .....................      19,577
                                                       ---------
                                                         124,786
                                                       =========
----------------------------------------------------
PERSONAL CREDIT INSTITUTIONS -- 1.84%
    10,000    Calwest Industrial Trust,
               6.13%, 02/15/17 .....................      10,465
    55,000    Capital One Multi-Asset Execution
               Trust, 1.92%, 07/15/08 (c) ..........      55,313
     5,000    Capital One Multi-Asset Execution
               Trust,
               3.50%, 02/17/09 .....................       5,022
    30,000    Capital One Multi-Asset Execution
               Trust,
               3.40%, 11/16/09 (c) .................      29,538
                                                       ---------
                                                         100,338
                                                       =========

----------------------------------------------------------------
SHARES/
PRINCIPAL
AMOUNT        DESCRIPTION                           MARKET VALUE
----------------------------------------------------------------

-----------------------------------------------------
SECURITY BROKERS & DEALERS -- 2.79%
  $ 15,000    Ameriquest Mortgage Securities, Inc.,
               2.65%, 05/25/34 .....................   $  14,774
    17,926    Chase Funding Mortgage Loan,
               1.42%, 02/25/21 (c) .................      17,938
    45,000    DLJ Commercial Mortgage Corp.,
               6.24%, 11/12/31 .....................      48,284
    15,000    LB Commercial Conduit Mortgage
               Trust,
               6.93%, 06/15/31 .....................      16,539
    25,000    Morgan Stanley Dean Witter Capital,
               6.54%, 02/15/31 .....................      26,964
    25,000    Morgan Stanley Dean Witter Capital,
               6.71%, 12/15/31 .....................      27,285
     1,051    Structured Asset Mortgage
               Investments, Inc.,
               6.75%, 05/02/30 .....................       1,010
                                                       ---------
                                                         152,794
                                                       =========
-----------------------------------------------------
TOBACCO -- 1.06%
    15,000    Badger Tobacco Asset Securitization
               Corp.,
               6.125%, 06/01/27 ....................      13,607
    15,000    Golden State Tobacco Securitization
               Corp.,
               5.00%, 06/01/21 .....................      14,694
    15,000    Golden State Tobacco Securitization
               Corp.,
               7.875%, 06/01/42 ....................      15,271
     5,000    Golden State Tobacco Securitization
               Corp.,
               7.90%, 06/01/42 .....................       5,098
    10,000    Tobacco Settlement Management,
               6.00%, 05/15/22 .....................       8,951
                                                       ---------
                                                          57,621
                                                       =========

TOTAL ASSET BACKED SECURITIES .....................      435,539
(COST $436,823)                                        =========

INVESTMENT COMPANY -- 3.92%
   213,756    Wells Fargo Prime Investment
               Money Market ........................     213,756
                                                       ---------
TOTAL INVESTMENT COMPANY ..........................      213,756
(COST $213,756)                                        =========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

INTERMEDIATE FIXED INCOME (CONTINUED)

------------------------------------------------------------------
SHARES/
PRINCIPAL
AMOUNT        DESCRIPTION                             MARKET VALUE
------------------------------------------------------------------

------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.88%
$  12,000     Republic of South Africa,
               6.50%, 06/02/14 .......................  $   12,150
   10,000     Republic of El Salvador,
               9.50%, 08/15/06 .......................      10,996
    5,000     Republic of El Salvador,
               8.50%, 07/25/11 (b) ...................       5,450
   10,000     Russia Federation Ministry Finance,
               10.00%, 06/26/07 ......................      11,290
   10,000     Russia Federation Ministry Finance,
               12.75%, 06/24/28 ......................      14,620
   20,000     Russia Federation Ministry Finance,
               5.00%, 03/31/30 .......................      18,310
   15,000     United Mexican States,
               6.375%, 01/16/13 ......................      15,008
   15,000     United Mexican States,
               6.625%, 03/03/15 ......................      14,925
                                                        ----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS .................     102,749
(COST $105,138)                                         ==========

CONVERTIBLE PREFERRED STOCKS -- 0.32%

------------------------------------------------------
MOTOR VEHICLES -- 0.11%
      200     General Motors Acceptance Corp.
               Series C ..............................       5,808

SHARES/
PRINCIPAL
AMOUNT        DESCRIPTION                              MARKET VALUE
-------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.32%
-------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.21%
      225     EOP Operating Ltd. .....................  $   11,531
                                                        ----------

TOTAL CONVERTIBLE PREFERRED STOCKS....................      17,339
(COST $14,883)                                          ==========

CALL OPTIONS PURCHASED -- 0.04%
-------------------------------------------------------
OPTIONS PURCHASED -- 0.04%
  110,000     U.S. Treasury Notes,
               4.00%, 02/15/14,
               Expiration Date August 2004,
               Exercise Price 96.80 ..................       1,477
  220,000     U.S. Treasury Notes,
               3.00%, 02/15/09,
               Expiration Date February 2005,
               Exercise Price 101.11 .................         139
  165,000     U.S. Treasury Notes,
               3.25%, 01/15/09,
               Expiration Date July 2004,
               Exercise Price 100.59 .................          26
  115,000     U.S. Treasury Notes,
               3.125%, 04/15/09,
               Expiration Date November 2004,
               Exercise Price 97.83 ..................         629
                                                        ----------

TOTAL CALL OPTIONS PURCHASED .........................       2,271
(COST $5,929)                                           ==========

TOTAL INVESTMENTS ....................................   6,007,141
(COST $5,995,087) (A) -- 110.03%
Liabilities in excess of other assets -- (10.03)% ....    (547,456)
                                                        ----------

NET ASSETS -- 100.00% ................................  $5,459,685
                                                        ==========

(A) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(B) RULE 144A, SECTION 4(2), OR OTHER SECURITY, WHICH IS RESTRICTED AS TO RESALE TO INSTITUTIONAL INVESTORS.

(C) VARIABLE RATE SECURITY. THE RATE REFLECTED IN THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2004. THE MATURITY DATE REPRESENTS THE ACTUAL MATURITY DATE.

(D) SERVES AS COLLATERAL FOR FUTURES CONTRACTS.


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
20                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

INTERMEDIATE FIXED INCOME (CONTINUED)
The following options written were outstanding for Intermediate Fixed Income as of June 30, 2004:

PUT OPTIONS WRITTEN

                                   EXPIRATION       EXERCISE      NUMBER OF      MARKET
        ISSUER/CURRENCY               DATE           PRICE        CONTRACTS       VALUE
United States Treasury Notes        Jul-04         $  99.387       2,650        $   159
United States Treasury Notes        Jul-04         $  99.242       2,650            159
United States Treasury Notes        Jul-04         $  97.406       1,650            386
United States Treasury Notes        Aug-04         $  98.391       2,150            826
United States Treasury Notes        Nov-04         $  96.828       1,150            450
                                                                                -------
Total Put Options Written Outstanding (premiums received, $5,538)               $ 1,980
                                                                                =======

CALL OPTIONS WRITTEN

                                  EXPIRATION        EXERCISE      NUMBER OF      MARKET
        ISSUER/CURRENCY               DATE           PRICE        CONTRACTS       VALUE
United States Treasury Notes        Jul-04        $   99.387       2,650        $   716
United States Treasury Notes        Jul-04        $   99.242       2,650          1,007
United States Treasury Notes        Jul-04        $  103.781       1,650             --
United States Treasury Notes        Nov-04        $  100.828       1,150             72
                                                                                -------
Total Call Options Written Outstanding (premiums received, $1,705)              $ 1,795
                                                                                =======











SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GLOBAL FIXED INCOME

-------------------------------------------------------------
PRINCIPAL
 AMOUNT        DESCRIPTION                      MARKET VALUE
-------------------------------------------------------------

GOVERNMENT BONDS -- 51.84%
-----------------------------------------------
AUSTRALIA -- 5.00%
 $370,000   Australian Government,
             7.50%, 09/15/09 .................   $ 278,304

  125,000   Australian Government,
             6.50%, 05/15/13 .................      90,752
                                                 ---------
                                                   369,056
                                                 =========
-----------------------------------------------
BELGIUM -- 1.97%
  120,000   Belgium Government,
             4.25%, 09/28/13 .................     145,487
                                                 =========
-----------------------------------------------
BULGARIA -- 0.15%
    5,000   Republic of Bulgaria,
             8.25%, 01/15/15, (b) ............       5,838
    5,000   Republic of Bulgaria,
             2.00%, 07/28/24, (c) ............       5,046
                                                 ---------
                                                    10,884
                                                 =========
-----------------------------------------------
DENMARK -- 2.23%
1,000,000   Denmark Government,
             4.00%, 11/15/04 .................     164,710
                                                 =========
-----------------------------------------------
EL SALVADOR -- 0.35%
    5,000   El Salvador Government,
             8.50%, 07/25/11, (b) ............       5,450
   10,000   El Salvador Government,
             8.50%, 07/25/11 .................      10,820
   10,000   Republic of El Salvador,
             8.25%, 04/10/32 .................       9,448
                                                 ---------
                                                    25,718
                                                 =========
-----------------------------------------------
FRANCE -- 5.89%
   67,061   France OAT,
             3.15%, 07/25/32 .................      94,237
  270,000   French Government,
             5.00%, 01/12/06 .................     340,393
                                                 ---------
                                                   434,630
                                                 =========

-------------------------------------------------------------
PRINCIPAL
 AMOUNT        DESCRIPTION                      MARKET VALUE
-------------------------------------------------------------

GOVERNMENT BONDS -- 51.84%
-----------------------------------------------
GERMANY -- 22.41%
 $265,000   Bundesobligation,
             5.00%, 08/19/05 .................   $ 331,575
  235,000   Bundesobligation,
             4.50%, 08/17/07 .................     297,121
   45,000   Bundesobligation,
             3.50%, 10/10/08 .................      54,827
  290,000   Deutschland Republic,
             5.00%, 05/20/05 .................     360,880
   80,000   Deutschland Republic,
             4.00%, 07/04/09 .................      99,009
   65,000   Deutschland Republic,
             5.00%, 07/04/11 .................      83,944
   45,000   Deutschland Republic,
             4.50%, 01/04/13 .................      55,961
   45,000   Deutschland Republic,
             5.63%, 01/04/28 .................      60,198
   30,000   Deutschland Republic,
             4.75%, 07/04/28 .................      35,761
  190,000   Deutschland Republic,
             6.25%, 01/04/30 .................     275,199
                                                 ---------
                                                 1,654,475
                                                 =========
-----------------------------------------------
GREECE -- 0.91%
   55,000   Hellenic Republic,
             4.50%, 05/20/14 .................      66,968
                                                 =========
-----------------------------------------------
MEXICO -- 0.16%
   10,000   United Mexican States,
             9.88%, 02/01/10 .................      12,040
                                                 =========
-----------------------------------------------
NETHERLANDS -- 3.85%
  215,000   Netherlands Government,
             5.50%, 07/15/10 .................     284,600
                                                 =========
-----------------------------------------------
PANAMA -- 0.13%
   10,000   Republic of Panama,
             8.88%, 09/30/27 .................       9,750
                                                 =========
-----------------------------------------------
PERU -- 0.11%
   10,000   Republic of Peru,
             4.50%, 03/07/17 .................       8,122
                                                 =========
-----------------------------------------------
SINGAPORE -- 1.07%
  120,000   Singapore Government,
             5.63%, 07/01/08 .................      78,671
                                                 =========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
22                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GLOBAL FIXED INCOME (CONTINUED)

-------------------------------------------------------------
PRINCIPAL
 AMOUNT        DESCRIPTION                       MARKET VALUE
-------------------------------------------------------------

-----------------------------------------------
SOUTH AFRICA -- 0.22%
 $    10,000   Republic of South Africa,
                6.50%, 06/02/14 ...............   $  10,125
       5,000   South Africa Government,
                5.25%, 05/16/13 ...............       5,936
                                                  ---------
                                                     16,061
                                                  =========
-----------------------------------------------
SPAIN -- 5.51%
     200,000   Spain Government,
                4.95%, 07/30/05 ...............     249,893
     125,000   Spain Government,
                4.25%, 10/31/07 ...............     157,015
                                                  ---------
                                                    406,908
                                                  =========
-----------------------------------------------
UNITED KINGDOM -- 1.88%
      80,000   Gilt Treasury,
                4.00%, 03/07/09 ...............     138,841
                                                  =========
TOTAL GOVERNMENT BONDS ........................   3,826,921
(COST $3,391,557)                                 =========

CORPORATE BONDS -- 33.42%
-----------------------------------------------
CANADA -- 1.41%

AGRICULTURE -- 0.13%
      10,000   Potash Corp.,
                4.88%, 03/01/13 ...............       9,599
CABLE -- 0.13%
      10,000   Rogers Cable, Inc.,
                6.25%, 06/15/13, (b) ..........       9,464
MINING -- 0.22%
      15,000   Teck Cominco Ltd.,
                7.00%, 09/15/12 ...............      16,066
PAPER PRODUCTS -- 0.45%
      35,000   Domtar, Inc.,
                5.38%, 12/01/13 ...............      33,342
RAILROADS -- 0.25%
      25,000   Canadian Pacific Railway,
                4.90%, 06/15/10 ...............      18,442
TELECOMMUNICATION SERVICES -- 0.23%
      15,000   TELUS Corp.,
                8.00%, 06/01/11 ...............      17,071
                                                  ---------
                                                    103,984
                                                  =========

-------------------------------------------------------------
PRINCIPAL
 AMOUNT        DESCRIPTION                       MARKET VALUE
-------------------------------------------------------------

-----------------------------------------------
DENMARK -- 2.49%

BANKING -- 1.97%
 $120,000   Kredit Wiederauf,
             3.50%, 04/17/09 ..................   $ 145,319

MORTGAGE -- 0.52%
     230,000   Realkredit Danmark A/S,
                4.00%, 01/01/06 ...............      38,340
           1   Realkredit Danmark A/S,
                6.00%, 10/01/32 ...............           0
                                                  ---------
                                                     38,340
                                                  =========
                                                    183,659
                                                  =========
-----------------------------------------------
FRANCE -- 0.89%

TELECOMMUNICATION SERVICES -- 0.71%
      15,000   France Telecom SA,
                8.75%, 03/01/11 ...............      17,405
      25,000   France Telecom SA,
                7.25%, 01/28/13 ...............      35,179
                                                  ---------
                                                     52,584
                                                  =========
UTILITIES -- 0.18%
      10,000   Veolia Environment,
                5.88%, 06/27/08 ...............      13,049
                                                  ---------
                                                     65,633
                                                  =========
-----------------------------------------------
GERMANY -- 0.14%

OIL COMP-INTERGRATED -- 0.14%
      10,000   Salomon Brothers (SIBNEFT),
                10.75%, 01/15/09 ..............      10,318
                                                  =========
-----------------------------------------------
IRELAND -- 0.41%

FINANCE -- 0.41%
      25,000   GE Capital Euro Funding,
                2.20%, 05/04/11 ...............      30,301
                                                  =========
-----------------------------------------------
ITALY -- 2.74%

SOVEREIGN -- 2.74%
     160,000   Buoni Poliennali Del Tesoro,
                4.50%, 03/01/07 ...............     202,046
                                                  =========
-----------------------------------------------
KOREA -- 0.19%

BANKING -- 0.19%
      10,000   Industrial Bank of Korea,
                4.00%, 05/19/14, (b) ..........       9,366
       5,000   Korea Development Bank,
                5.75%, 09/10/13 ...............       4,987
                                                  ---------
                                                     14,353
                                                  =========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GLOBAL FIXED INCOME (CONTINUED)

----------------------------------------------------------------
PRINCIPAL
 AMOUNT       DESCRIPTION                           MARKET VALUE
----------------------------------------------------------------

--------------------------------------------------
LUXEMBURG -- 1.74%

DIVERSIFIED MANUFACTURING -- 0.95%
 $   55,000   Tyco International Group SA,
               5.50%, 11/19/08 ...................   $70,679

TELECOMMUNICATION SERVICES -- 0.79%
     10,000   Sogerim SA,
               7.00%, 04/20/11 ...................    13,828
     45,000   Telecom Italia Capital,
               4.00%, 11/15/08, (b) ..............    44,249
                                                     -------
                                                      58,077
                                                     =======
                                                     128,756
                                                     =======
--------------------------------------------------
MEXICO -- 0.32%

BANKING -- 0.32%
     25,000   Banco Nacional Co.,
               3.88%, 01/21/09, (b) ..............    23,375
                                                     =======
--------------------------------------------------
NETHERLANDS -- 1.97%

BEVERAGES -- 0.17%
     10,000   FBG Treasury Europe BV,
               5.75%, 03/17/05 ...................    12,423

DIVERSIFIED MANUFACTURING -- 0.17%
     10,000   Honeywell Holding BV,
               5.25%, 12/20/06 ...................    12,610

ENGINEERING -- 0.26%
     15,000   Linde Finance BV,
               6.00%, 07/29/49 ...................    18,989

STEEL -- 0.18%
     10,000   ThyssenKrupp Finance BV,
               7.00%, 03/19/09 ...................    13,351

TELECOMMUNICATION SERVICES -- 1.19%
     30,000   Deutsche Telekom AG,
               8.50%, 06/15/10 ...................    35,098
     15,000   Deutsche Telekom AG,
               8.13%, 05/29/12 ...................    22,208
     15,000   Deutsche Telekom AG,
               8.75%, 06/15/30 ...................    18,310
     10,000   Telefonica Europe BV,
               5.13%, 02/14/13 ...................    12,502
                                                     -------
                                                      88,118
                                                     =======
                                                     145,491
                                                     =======
--------------------------------------------------
NORWAY -- 0.09%

TELECOMMUNICATION SERVICES -- 0.09%
      5,000   Telenor ASA,
               5.88%, 12/05/12 ...................     6,604
                                                     =======

----------------------------------------------------------------
PRINCIPAL
 AMOUNT       DESCRIPTION                           MARKET VALUE
----------------------------------------------------------------

--------------------------------------------------
TUNISIA -- 0.15%

EMERGING MARKETS -- 0.15%
 $   10,000   Banque Centrale de Tunisie,
               7.38%, 04/25/12 ...................   $11,024
                                                     =======
--------------------------------------------------
UNITED KINGDOM -- 3.73%
BANKING -- 1.33%
      5,000   Barclays Bank PLC,
               7.50%, 12/29/49 ...................     7,096
     20,000   FCE Bank PLC,
               2.52%, 06/28/06 ...................    24,186
     20,000   HBOS PLC,
               6.05%, 11/23/49 ...................    26,305
     35,000   HBOS PLC,
               5.38%, 11/29/49, (b)(c) ...........    33,790
      5,000   National Westminster Bank,
               6.625%, 10/29/49 ..................     6,767
                                                     -------
                                                      98,144
                                                     =======
BEVERAGES -- 0.18%
     10,000   Allied Domecq Financial SVS,
               5.88%, 06/12/09 ...................    13,018

BROKERAGE SERVICES -- 0.29% 20,000 Amvescap, Inc.,
               5.90%, 01/15/07 ...................    21,134
CABLE -- 1.41%
     20,000   British Sky Broadcasting Group PLC,
               7.30%, 10/15/06 ...................    21,604
     60,000   British Sky Broadcasting Group PLC,
               6.88%, 02/23/09 ...................    65,594
     15,000   British Sky Broadcasting Group PLC,
               8.20%, 07/15/09 ...................    17,301
                                                     -------
                                                     104,499
                                                     =======
LODGING -- 0.18%
     10,000   Hilton Group Finance PLC,
               6.50%, 07/17/09 ...................    13,316
UTILITIES -- 0.34%
     10,000   NGG Finance PLC,
               5.25%, 08/23/06 ...................    12,674
     10,000   Transco PLC,
               5.25%, 05/23/06 ...................    12,652
                                                     -------
                                                      25,326
                                                     =======
                                                     275,437
                                                     =======


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
24                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GLOBAL FIXED INCOME (CONTINUED)

----------------------------------------------------------------------
PRINCIPAL
  AMOUNT            DESCRIPTION                           MARKET VALUE
----------------------------------------------------------------------

-------------------------------------------------------
UNITED STATES -- 17.15%

ALUMINUM -- 0.07%
    $    5,000      Alcoa, Inc.,
                     4.25%, 08/15/07 ...................   $ 5,077

AUTOMOTIVE -- 1.83%
         5,000      ERAC USA Finance Co.,
                     7.35%, 06/15/08, (b) ..............     5,529
        65,000      General Motors Corp.,
                     6.88%, 09/15/11 ...................    66,738
        20,000      Genral Motors Corp.,
                     3.71%, 07/05/05 ...................    24,675
        15,000      Lear Corp.,
                     8.13%, 04/01/08 ...................    21,000
        15,000      Lear Corp.,
                     8.11%, 05/15/09 ...................    17,103
                                                           -------
                                                           135,045
                                                           =======

BANKING -- 2.80%
        10,000      Bank of America Corp.,
                     4.625%, 02/18/14 ..................    12,064
        25,000      Chevy Chase Bank,
                     6.88%, 12/01/13 ...................    25,125
        10,000      FleetBoston Financial Corp.,
                     7.38%, 12/01/09 ...................    11,289
        19,422      Household Automotive Trust,
                     1.30%, 09/18/06 ...................    19,425
        30,000      MBNA America,
                     4.38%, 08/19/04 ...................    36,588
        70,000      MBNA America Master Credit Card
                     Trust,
                     6.35%, 12/15/06 ...................    70,187
        15,000      Union Planters Bank,
                     5.13%, 06/15/07 ...................    15,738
        10,000      Wells Fargo & Co.,
                     5.00%, 11/15/14 ...................     9,684
         6,150      Whole Auto Loan Trust,
                     1.88%, 06/15/05 ...................     6,156
                                                           -------
                                                           206,256
                                                           =======

BROKERAGE SERVICES -- 0.50%
        10,000      Goldman Sachs Group, Inc.,
                     4.75%, 07/15/13 ...................     9,411
        10,000      Jefferies Group, Inc.,
                     5.50%, 03/15/16 ...................     9,587
        10,000      Morgan Stanley,
                     5.75%, 04/01/09 ...................    13,101
         5,000      Morgan Stanley,
                     4.75%, 04/01/14 ...................     4,622
                                                           -------
                                                            36,721
                                                           =======

----------------------------------------------------------------------
PRINCIPAL
  AMOUNT            DESCRIPTION                           MARKET VALUE
----------------------------------------------------------------------

CABLE -- 0.52%
    $   20,000      Cox Communications, Inc.,
                     7.13%, 10/01/12 ...................   $21,953
         5,000      CSC Holdings, Inc.,
                     7.88%, 12/15/07 ...................     5,225
        10,000      Univison Communications, Inc.,
                     7.85%, 07/15/11 ...................    11,548
                                                           -------
                                                            38,726
                                                           =======

CAPITAL GOODS -- 1.33%
         5,000      American Standard, Inc.,
                     7.38%, 02/01/08 ...................     5,425
        15,000      Internationl Steel Group, Inc.,
                     6.50%, 04/15/14, (b) ..............    14,138
         5,000      Parker-Hannifin Corp.,
                     6.25%, 11/21/05 ...................     6,359
        90,000      Philip Morris Capital Corp.,
                     4.00%, 05/31/06 ...................    72,286
                                                           -------
                                                            98,208
                                                           =======

CHEMICALS -- 0.33%
        25,000      ICI Wilmington,
                     4.38%, 12/01/08 ...................    24,548

DEFENSE -- 0.48%
        35,000      Raytheon Co.,
                     5.50%, 11/15/12 ...................    35,378

ENERGY -- 2.21%
        35,000      Firstenergy Corp.,
                     5.50%, 11/15/06 ...................    36,229
        25,000      Firstenergy Corp.,
                     6.45%, 11/15/11 ...................    25,957
        15,000      Haliburton Co.,
                     5.50%, 10/15/10, (b) ..............    15,195
        10,000      Nisource Finance Corp.,
                     6.15%, 03/01/13 ...................    10,378
        10,000      Pemex Project Funding Master Trust,
                     6.63%, 04/04/10 ...................    12,815
        10,000      Pemex Project Funding Master Trust,
                     2.82%, 06/15/10, (b) ..............    10,070
        30,000      Pepco Holdings, Inc.,
                     6.45%, 08/15/12 ...................    31,123
        20,000      PPL Capital Funding Trust,
                     7.29%, 05/18/06 ...................    21,007
                                                           -------
                                                           162,774
                                                           =======


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                25

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GLOBAL FIXED INCOME (CONTINUED)

------------------------------------------------------------------
 PRINCIPAL
   AMOUNT     DESCRIPTION                             MARKET VALUE
------------------------------------------------------------------

---------------------------------------------------
UNITED STATES (CONTINUED)

ENVIRONMENTAL SERVICES -- 0.59%
  $ 5,000     Republic Services, Inc.,
               6.75%, 08/15/11 .....................   $   5,478
   25,000     Waste Management, Inc.,
               6.88%, 05/15/09 .....................      27,477
   10,000     Waste Management, Inc.,
               7.38%, 05/15/29 .....................      10,868
                                                       ---------
                                                          43,823
                                                       =========

FINANCE -- 1.23%
   25,000     Citigroup, Inc.,
               2.24%, 06/03/11 .....................      30,317
   10,000     Ford Motor Credit Co.,
               6.88%, 02/01/06 .....................      10,493
   30,000     Glencore Funding LLC,
               6.00%, 04/15/14, (b) ................      27,876
   20,000     National City Corp.,
               6.88%, 05/15/19 .....................      22,005
                                                       ---------
                                                          90,691
                                                       =========

FOOD -- 0.09%
    5,000     Sara Lee Corp.,
               6.13%, 07/27/07 .....................       6,544

GAMING -- 0.15%
   10,000     Mohegan Tribal Gaming Authority,
               8.38%, 07/01/11 .....................      10,850

GROCERY -- 0.08%
    5,000     Kroger Co.,
               8.00%, 09/15/29 .....................       5,829

LODGING -- 0.27%
   15,000     Carnival Corp.,
               3.75%, 11/15/07, (b) ................      14,842
    5,000     Royal Caribbean Cruises Ltd.,
               8.25%, 04/01/05 .....................       5,200
                                                       ---------
                                                          20,042
                                                       =========

MEDIA & ENTERTAINMENT -- 0.64%
   35,000     Liberty Media Corp.,
               3.50%, 09/25/06 .....................      34,955
   10,000     News America Holdings,
               9.25%, 02/01/13 .....................      12,567
                                                       ---------
                                                          47,522
                                                       =========

MINING -- 0.15%
   10,000     Inco Ltd.,
               7.75%, 05/15/12 .....................      11,391

------------------------------------------------------------------
 PRINCIPAL
   AMOUNT     DESCRIPTION                             MARKET VALUE
------------------------------------------------------------------

PAPER PRODUCTS -- 0.73%
$  35,000     Fort James Corp.,
               6.63%, 09/15/04 .....................   $  35,437
    5,000     Georgia Pacific Corp.,
               8.88%, 02/01/10 .....................       5,688
   10,000     International Paper Co.,
               5.38%, 08/11/06 .....................      12,658
                                                       ---------
                                                          53,783
                                                       =========

PHARMACEUTICALS -- 0.45%
   35,000     Wyeth, Inc.,
               5.50%, 02/01/14 .....................      33,504

REITS -- 0.58%
   15,000     Boston Properties, Inc.,
               6.25%, 01/15/13 .....................      15,758
   20,000     EOP Operating LP,
               6.80%, 01/15/09 .....................      21,667
    5,000     EOP Operating LP,
               7.88%, 07/15/31 .....................       5,597
                                                       ---------
                                                          43,022
                                                       =========

RETAIL -- 0.23%
    5,000     Office Depot, Inc.,
               6.25%, 08/15/13, (b) ................       5,159
   10,000     YUM! Brands, Inc.,
               8.88%, 04/15/11 .....................      12,083
                                                       ---------
                                                          17,242
                                                       =========

TELECOMMUNICATION SERVICES -- 1.05%
   30,000     AT&T Wireless Services, Inc.,
               8.75%, 03/01/31 .....................      36,682
   15,000     Sprint Capital Corp., 8.75%, 03/15/32.     17,529
   20,000     Sprint Capital Corp.,
               8.38%, 03/15/12 .....................      23,020
                                                       ---------
                                                          77,231
                                                       =========

UTILITIES -- 0.84%
   10,000     Niagara Mohawk Power Corp.,
               7.75%, 10/01/08 .....................      11,267
   10,000     Northern States Power Co.,
               8.00%, 08/28/12 .....................      11,904
   10,000     Progress Energy, Inc.,
               7.00%, 10/30/31 .....................      10,323
   15,000     Public Service Company of Colorado,
               7.88%, 10/01/12 .....................      17,734
   10,000     TXU Energy Co.,
               7.00%, 03/15/13, (b) ................      10,907
                                                          62,135
                                                       ---------
                                                       1,266,342
                                                       =========
TOTAL CORPORATE BONDS .............................    2,467,323
(COST $2,327,055)                                      =========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
26                                INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GLOBAL FIXED INCOME (CONTINUED)

-----------------------------------------------------------------
PRINCIPAL
 AMOUNT       DESCRIPTION                            MARKET VALUE
-----------------------------------------------------------------

U.S.   GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 10.02%
---------------------------------------------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 0.52%
$  37,108     6.00%, 07/01/17 .....................   $   38,733
                                                      ----------
---------------------------------------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 0.14%
   10,000     TBA,
               6.50%, 07/01/34 ....................       10,413
                                                      ----------
---------------------------------------------------
U.S. TREASURY BILLS -- 1.89%
  140,000     0.96%, 09/02/04 .....................      139,703
                                                      ----------
---------------------------------------------------
U.S. TREASURY BONDS -- 0.91%
   60,000     6.25%, 05/15/30 .....................       67,198
                                                      ----------
---------------------------------------------------
U.S. TREASURY NOTES -- 6.56%
  490,000     3.25%, 08/15/08 .....................      484,086
                                                      ----------

TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS ................................      740,133
(COST $744,089)                                       ==========

INVESTMENT COMPANIES -- 3.04%
   99,072     Wells Fargo Government Institutional
               Money Market .......................       99,072
  125,006     Wells Fargo Prime Investment
               Money Market .......................      125,006
                                                      ----------

TOTAL INVESTMENT COMPANIES ........................      224,078
(COST $224,078)                                       ==========

CALL OPTIONS PURCHASED -- 0.09%
EURO -- 0.07%
    3,500     Expiration Date November 2004,
               Exercise Price 1.25 ................        5,075

JAPANESE YEN -- 0.02%
    1,400     Expiration Date September 2004,
               Exercise Price 105.00 ..............        1,764
                                                      ----------

TOTAL CALL OPTIONS PURCHASED ......................        6,839
(COST $9,783)                                         ==========

-----------------------------------------------------------------
PRINCIPAL
 AMOUNT       DESCRIPTION                            MARKET VALUE
-----------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.06%

AUSTRALIA DOLLAR -- 0.00%
$     700     Expiration Date July 2004, Exercise
               Price .7852 ........................   $        0
                                                      ----------

CANADIAN DOLLAR -- 0.04%
    1,400     Expiration Date July 2004, Exercise
               Price 1.26 .........................            0
    1,400     Expiration Date November 2004,
               Exercise Price 1.34 ................        3,080
                                                      ----------

EURO -- 0.02%
    1,000     Expiration Date July 2004, Exercise
               Price 1.30 .........................           10
    1,400     Expiration Date November 2004,
               Exercise Price 1.27 ................        1,540
                                                      ----------
                                                           1,550
                                                      ==========

JAPANESE YEN -- 0.00%
    1,400     Expiration Date July 2004, Exercise
               Price 105.00 .......................            0

TOTAL PUT OPTIONS PURCHASED .......................        4,630
(COST $14,430)                                        ==========

TOTAL INVESTMENTS .................................    7,269,924
(COST $6,710,992) (A) -- 98.47%
Other assets in excess of liabilities -- 1.53%           113,174
                                                      ----------

NET ASSETS -- 100.00%                                 $7,383,098
                                                      ==========

(A) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.
(B) RULE 144A, SECTION 4(2), OR OTHER SECURITY, WHICH IS RESTRICTED AS TO RESALE TO INSTITUTIONAL INVESTORS.
(C) VARIABLE RATE SECURITY. THE RATE REFLECTED IN THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2004. THE MATURITY DATE REPRESENTS THE ACTUAL MATURITY DATE.


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

GLOBAL FIXED INCOME (CONTINUED)
The following options written were outstanding for Global Fixed Income as of June 30, 2004:

PUT OPTIONS WRITTEN

                       EXPIRATION      EXERCISE      NUMBER OF      MARKET
ISSUER/CURRENCY           DATE           PRICE       CONTRACTS       VALUE
----------------------------------------------------------------------------
Australian Dollar       Jul-04         $  0.820          700       $    --
Canadian Dollar         Nov-04         $  1.270        1,400           784
Euro                    Jul-04         $  1.370        1,000            --
Euro                    Nov-04         $  1.320        3,500         1,120
Euro                    Nov-04         $  1.340        1,400           420
                                                                   -------
Total Put Options Written Outstanding (premiums received, $4,780)  $ 2,324
                                                                   =======

CALL OPTIONS WRITTEN

                     EXPIRATION       EXERCISE       NUMBER OF     MARKET
ISSUER/CURRENCY         DATE            PRICE        CONTRACTS     VALUE
----------------------------------------------------------------------------
Japan Yen             Sep-04         $  100.000       1,400        $ 588
                                                                   -----
Total Call Options Written Outstanding (premiums received, $1,932) $ 588
                                                                   =====















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
28                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

MONEY MARKET

--------------------------------------------------------
PRINCIPAL
 AMOUNT       DESCRIPTION                   MARKET VALUE
--------------------------------------------------------

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 99.78%
-----------------------------------------
FEDERAL FARM CREDIT BANK -- 9.82%
$  140,000    1.13%, 07/22/04 ...........   $  139,909
   100,000    1.02%, 09/08/04 ...........       99,805
                                            ----------
                                               239,714
                                            ==========
-----------------------------------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES
-- 26.57%
   549,000    1.02%, 07/01/04 ...........      549,000
   100,000    1.12%, 08/11/04 ...........       99,872
                                            ----------
                                               648,872
                                            ==========
-----------------------------------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION DISCOUNT NOTES -- 30.67%
   100,000    1.05%, 07/13/04 ...........       99,965
   150,000    1.25%, 07/15/04 ...........      149,938
   100,000    1.10%, 07/20/04 ...........       99,942
   100,000    1.06%, 07/28/04 ...........       99,921
   100,000    1.09%, 08/03/04 ...........       99,903
   100,000    1.21%, 10/12/04 ...........       99,654
   100,000    1.17%, 11/03/04 ...........       99,606
                                            ----------
                                               748,929
                                            ==========
-----------------------------------------
FEDERAL HOME LOAN MORTGAGE DISCOUNT
NOTES -- 4.09%
   100,000    1.06%, 07/06/04 ...........       99,986
                                            ==========

--------------------------------------------------------
PRINCIPAL
 AMOUNT       DESCRIPTION                   MARKET VALUE
--------------------------------------------------------

-----------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES -- 10.21%
$  100,000    1.08%, 08/06/04 ...........   $   99,895
   150,000    1.16%, 09/29/04 ...........      149,576
                                            ----------
                                               249,471
                                            ==========
-----------------------------------------
STUDENT LOAN MARKETING ASSOCIATION
DISCOUNT NOTES -- 6.14%
   150,000    2.00%, 03/15/05 ...........      149,938
                                            ==========
-----------------------------------------
TENNESSEE VALLEY AUTHORITY -- 8.18%
   200,000    1.12%, 07/22/04 ...........      199,869
                                            ==========
-----------------------------------------
U.S. TREASURY NOTES -- 4.10%
   100,000    2.125%, 08/31/04 ..........      100,185
                                            ==========
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS .....................     2,436,964
                                            ==========
(COST $2,436,964)
TOTAL INVESTMENTS ......................     2,436,964
(COST $2,436,964) (A) -- 99.78%
Other assets in excess of
  liabilities -- 0.22% .................         5,264
                                            ----------
NET ASSETS -- 100.00% ..................    $2,442,228
                                            ==========

(A) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                              LARGE CAP       LARGE CAP         MID CAP
                                                                                VALUE           GROWTH           EQUITY
----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------
 ASSETS:
 Investments, at cost ....................................................  $  3,056,369    $  3,786,962     $   3,619,127
                                                                            ==============================================
 Investments, at value ...................................................  $  3,992,950    $  4,230,333     $   4,558,466
 Cash denominated in foreign currencies, at value (cost $288 ) ...........            --              --                --
 Cash ....................................................................            --              --            98,235
 Receivables:
   Investments sold ......................................................         4,344              --                --
   Interest and dividends ................................................         6,804           2,330             1,906
   Unrealized appreciation on foreign spot contracts .....................            --              --                --
   Unrealized appreciation on forward foreign currency contracts .........            --              --                --
   Variation margin ......................................................            --              --                --
   Receivable from advisor ...............................................        14,750          12,257            10,994
   Foreign tax ...........................................................            --              --                --
   Prepaid expenses and other assets .....................................         6,801           4,310             3,953
                                                                            ----------------------------------------------
    Total assets: ........................................................     4,025,649       4,249,230         4,673,554
                                                                            ----------------------------------------------
---------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS:
  Cash overdraft .........................................................         2,670              --                --
  Payables:
   Administration fees ...................................................           195             208               224
   Directors'/Trustees' fees .............................................           343             642               723
   Dividends .............................................................            --              --                --
   Investments purchased .................................................         3,905              --                --
   Unrealized depreciation on foreign spot contracts .....................            --              --                --
   Unrealized depreciation on forward foreign currency contracts .........            --              --                --
   Options written, at value (premiums received $7,243; $6,712) ..........            --              --                --
   Other .................................................................        21,797          20,385            20,519
                                                                            ----------------------------------------------
    Total liabilities: ...................................................        28,910          21,235            21,466
                                                                            ----------------------------------------------
NET ASSETS ...............................................................  $  3,996,739    $  4,227,995     $   4,652,088
                                                                            ==============================================
---------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ............................  $  3,699,690    $  5,528,484     $   3,442,355
  Accumulated undistributed net investment income (loss) .................        24,485          (1,775)            9,180
  Accumulated undistributed net realized gain (loss)
   on sale of investments, foreign currency transactions,
   futures contracts and options contracts written .......................      (664,016)     (1,742,085)          261,214
  Net unrealized appreciation in value of investments,
   translation of assets and liabilities in foreign currency, futures contracts, forward foreign currency contracts, and options
   contracts written .....................................................       936,580         443,371           939,339
                                                                            ----------------------------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..............................  $  3,996,739    $  4,227,995     $   4,652,088
                                                                            ==============================================
Capital shares, $0.001 par value:
 Authorized ..............................................................   500,000,000     500,000,000       500,000,000
                                                                            ==============================================
 Outstanding .............................................................       370,892         422,817           333,360
                                                                            ==============================================
NET ASSET VALUE,OFFERING PRICE, AND REDEMPTION PRICE
 PER SHARE ...............................................................  $      10.78    $      10.00     $       13.96
                                                                            ==============================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
30                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
   SMALL CAP          GROWTH                           INTERMEDIATE         GLOBAL             MONEY
    EQUITY           & INCOME          BALANCED        FIXED INCOME      FIXED INCOME         MARKET
---------------------------------------------------------------------------------------------------------


 $  3,582,277     $  6,108,518      $  4,519,819      $   5,995,087      $  6,710,992     $   2,436,964
 ======================================================================================================
 $  4,345,270     $  7,619,890      $  5,142,426      $   6,007,141      $  7,269,924     $   2,436,964
           --               --                --                 --               289                --
           39          298,708                --                198             5,496               939

        8,015           10,748                --            157,597           146,140                --
          509            7,166            21,403             47,687           153,373             1,591
           --               --                --                 --               509                --
           --               --                --                 --             5,674                --
           --               --                --              4,000                --                --
        8,919           17,004            15,801             18,532            12,293            12,958
           --               --                --                 --               333                --
        3,558           11,426             7,677              9,560            10,959             5,448
 ------------------------------------------------------------------------------------------------------
    4,366,310        7,964,942         5,187,307          6,244,715         7,604,990         2,457,900
 ------------------------------------------------------------------------------------------------------


           --               --                --                 --                --                --

          208              382               250                266               362               121
          637            2,312               932              1,292             2,164                --
           --               --                --                 --                --             1,193
        6,000           23,083                --            749,771           150,640                --
           --               --                --                 --               425                --
           --               --                --                 --            29,958                --
           --               --                --              3,775             2,912                --
       20,547           34,159            25,714             29,926            35,431            14,358
 ------------------------------------------------------------------------------------------------------
       27,392           59,936            26,896            785,030           221,892            15,672
 ------------------------------------------------------------------------------------------------------
 $  4,338,918     $  7,905,006      $  5,160,411      $   5,459,685      $  7,383,098     $   2,442,228
 ======================================================================================================


 $  4,535,535     $  6,618,488      $  4,512,444      $   5,299,419      $  6,827,478     $   2,442,201
      (17,904)          29,626            26,422             96,798            71,475                --



     (941,706)        (254,480)           (1,061)            41,028           (55,567)               27



      762,993        1,511,372           622,606             22,440           539,712                --
 ------------------------------------------------------------------------------------------------------
 $  4,338,918     $  7,905,006      $  5,160,411      $   5,459,685      $  7,383,098     $   2,442,228
 ======================================================================================================

  500,000,000      500,000,000       500,000,000        500,000,000       500,000,000       500,000,000
 ======================================================================================================
      449,624          574,859           466,193            527,411           739,789         2,442,212
 ======================================================================================================

 $       9.65     $      13.75      $      11.07      $       10.35      $       9.98     $        1.00
 ======================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                               LARGE CAP      LARGE CAP       MID CAP
                                                                                 VALUE          GROWTH         EQUITY
-----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends ................................................................    $ 42,013       $  17,428      $ 29,543
 Interest .................................................................          --              --            --
                                                                               --------------------------------------
                                                                                 42,013          17,428        29,543
                                                                               --------------------------------------
---------------------------------------------------------------------------
 EXPENSES:
 Management fees ..........................................................      15,578          17,073        18,089
 Administration fees ......................................................       1,168           1,280         1,357
 Transfer agent fees ......................................................       2,821           2,835         2,887
 Custodian fees ...........................................................         350              50           360
 Accounting fees ..........................................................      14,387          14,401        15,869
 Professional fees ........................................................      12,296          13,500        14,169
 Directors'/Trustees' fees ................................................         560             654           761
 Other ....................................................................       1,244             681         1,412
                                                                               --------------------------------------
   Total expenses before expense reimbursement ............................      48,404          50,474        54,904
   Less: expense reimbursement ............................................      30,876          31,271        34,548
                                                                               --------------------------------------
    Net expenses ..........................................................      17,528          19,203        20,356
                                                                               --------------------------------------
    Net investment income (loss) ..........................................      24,485          (1,775)        9,187
                                                                               --------------------------------------
---------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
 CURRENCY, FUTURES AND OPTIONS:
  Realized gain (loss) on transactions from:
   Investments ............................................................      38,289             683       219,136
   Foreign exchange contracts .............................................          --              --            --
   Futures ................................................................          --              --            --
   Option contracts written ...............................................          --              --            --
  Change in net unrealized appreciation/(depreciation) of:
   Investments ............................................................      55,752         (93,584)       50,465
   Foreign currency translation ...........................................          --              --            --
   Futures transactions ...................................................          --              --            --
   Option contracts written ...............................................          --              --            --
                                                                               --------------------------------------
   Net realized and unrealized gain (loss) on investments,
    foreign currency transactions, futures and option contracts written ...      94,041         (92,901)      269,601
                                                                               --------------------------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............    $118,526        ($94,676)     $278,788
                                                                               ======================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
32                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------
  SMALL CAP       GROWTH                   INTERMEDIATE        GLOBAL         MONEY
    EQUITY       & INCOME     BALANCED     FIXED INCOME     FIXED INCOME      MARKET
-------------------------------------------------------------------------------------


 $    4,849      $ 64,283     $ 22,566      $       --       $       --      $    --
         --            --       38,630         120,467          146,429       13,021
 -----------------------------------------------------------------------------------
      4,849        64,283       61,196         120,467          146,429       13,021
 -----------------------------------------------------------------------------------


     20,583        30,774       20,039          16,540           27,690        4,972
      1,300         2,308        1,503           1,654            2,215          746
      2,836         3,267        2,949           3,012            3,245        2,643
      1,700         2,800          242           2,700            8,690        2,175
     17,088        15,775       15,674          27,080           29,557       13,568
     13,948        21,203       14,918          15,341           20,102        7,994
        756         1,234          790             614              796          111
      2,099         2,553        2,141             500              300          200
 -----------------------------------------------------------------------------------
     60,310        79,914       58,256          67,441           92,595       32,409
     37,557        45,283       35,702          45,391           55,674       26,194
 -----------------------------------------------------------------------------------
     22,753        34,631       22,554          22,050           36,921        6,215
 -----------------------------------------------------------------------------------
    (17,904)       29,652       38,642          98,417          109,508        6,806
 -----------------------------------------------------------------------------------


    327,836       130,188       15,898          20,147          263,139           27
         --            --           --              --            9,731           --
         --            --           --             562               --           --
         --            --           --           7,753           12,819           --

   (105,616)      112,175      469,708        (108,142)        (539,624)          --
         --            --           --              --          140,406           --
         --            --           --           5,603               --           --
         --            --           --           1,456            7,997           --
 -----------------------------------------------------------------------------------

    222,220       242,363      485,606         (79,680)        (105,532)          27
 -----------------------------------------------------------------------------------
 $  204,316      $272,015     $524,248      $   25,796       $    3,976      $ 6,833
 ===================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
JUNE 30, 2004

---------------------------------------------------------------------------------------------------------------------
                                                                                              LARGE CAP VALUE
                                                                                         SIX MONTHS
                                                                                           ENDED          YEAR ENDED
                                                                                       JUNE 30, 2004     DECEMBER 31,
                                                                                        (UNAUDITED)          2003
---------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income (loss) .....................................................     $   24,485       $   42,594
 Net realized gain (loss) from investments, foreign currency transactions,
   futures contracts and options contracts written ................................         38,289         (279,733)
 Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currency, futures contracts
   and options contracts written ..................................................         55,752          970,398
                                                                                        ---------------------------
   Net increase (decrease) in net assets resulting from operations ................        118,526          733,259
-----------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ............................................................           (479)         (42,327)
 Net realized gain from investment transactions ...................................             --               --
                                                                                        ---------------------------
   Total distributions to shareholders ............................................           (479)         (42,327)
-----------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS:
 Shares sold ......................................................................         66,636           63,990
 Reinvested distributions .........................................................            483           42,327
                                                                                        ---------------------------
                                                                                            67,119          106,317
 Shares repurchased ...............................................................        (36,195)         (71,574)
                                                                                        ---------------------------
   Net increase (decrease) from capital share transactions ........................         30,924           34,743
                                                                                        ---------------------------
     Net increase (decrease) in net assets ........................................        148,971          725,675
-----------------------------------------------------------------------------------
 NET ASSETS:
 Beginning of period ..............................................................      3,847,768        3,122,093
                                                                                        ---------------------------
 End of period ....................................................................     $3,996,739       $3,847,768
                                                                                        ===========================
 Undistributed net investment income (loss) at end of year ........................     $   24,485       $      479
                                                                                        ===========================
 Fund share transactions:
   Shares sold ....................................................................          6,209            6,907
   Reinvested distributions .......................................................             45            4,142
                                                                                        ---------------------------
                                                                                             6,254           11,049
 Shares repurchased ...............................................................         (3,346)          (7,825)
                                                                                        ---------------------------
   Net increase (decrease) in fund shares .........................................          2,908            3,224
                                                                                        ===========================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
34                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
JUNE 30, 2004

-----------------------------------------------------------------------------------------------------
        LARGE CAP GROWTH                    MID CAP EQUITY                   SMALL CAP EQUITY
   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
     ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED          YEAR ENDED
 JUNE 30, 2004     DECEMBER 31,     JUNE 30, 2004     DECEMBER 31,     JUNE 30, 2004     DECEMBER 31,
  (UNAUDITED)          2003          (UNAUDITED)          2003          (UNAUDITED)          2003
-----------------------------------------------------------------------------------------------------


  $   (1,775)       $     (260)      $    9,187        $    6,595       $  (17,904)      $  (29,963)

         683           (49,603)         219,136           361,648          327,836          269,078

     (93,584)          957,832           50,465           784,615         (105,616)       1,044,753
  -------------------------------------------------------------------------------------------------
     (94,676)          907,969          278,788         1,152,858          204,316        1,283,868


          --            (3,781)          (2,267)           (5,662)              --               --
          --                --               --          (181,560)              --               --
  -------------------------------------------------------------------------------------------------
          --            (3,781)          (2,267)         (187,222)              --               --


     122,073           295,836           58,531           119,980          110,260          202,420
          --             3,760            2,267           187,216               --               --
  -------------------------------------------------------------------------------------------------
     122,073           299,596           60,798           307,196          110,260          202,420
    (158,322)         (190,709)         (79,339)          (95,521)        (175,613)        (229,248)
     (36,249)          108,887          (18,541)          211,675          (65,353)         (26,828)
  -------------------------------------------------------------------------------------------------
    (130,925)        1,013,075          257,980         1,177,311          138,963        1,257,040


   4,358,920         3,345,845        4,394,108         3,216,797        4,199,955        2,942,915
  -------------------------------------------------------------------------------------------------
  $4,227,995        $4,358,920       $4,652,088        $4,394,108       $4,338,918       $4,199,955
  =================================================================================================
  $   (1,775)       $       --       $    9,180        $    2,260       $  (17,904)      $       --
  =================================================================================================

      12,150            32,467            4,318            10,420           11,520           26,407
          --               374              166            14,457               --               --
  -------------------------------------------------------------------------------------------------
      12,150            32,841            4,484            24,877           11,520           26,407
     (15,695)          (21,726)          (5,799)           (8,108)         (17,876)         (30,278)
  -------------------------------------------------------------------------------------------------
      (3,545)           11,115           (1,315)           16,769           (6,356)          (3,871)
  =================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                                                              GROWTH & INCOME
                                                                                         SIX MONTHS
                                                                                           ENDED          YEAR ENDED
                                                                                       JUNE 30, 2004     DECEMBER 31,
                                                                                        (UNAUDITED)          2003
---------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income (loss) .....................................................     $   29,652       $   53,317
 Net realized gain (loss) from investments, foreign currency transactions,
   futures contracts and options contracts written ................................        130,188          (93,190)
 Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currency, futures contracts
   and options contracts written ..................................................        112,175        1,819,860
                                                                                        ---------------------------
   Net increase (decrease) in net assets resulting from operations ................        272,015        1,779,987
-----------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ............................................................           (229)         (53,114)
 Net realized gain from investment transactions ...................................             --               --
                                                                                        ---------------------------
   Total distributions to shareholders ............................................           (229)         (53,114)
-----------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS:
 Shares sold ......................................................................        435,957          473,336
 Reinvested distributions .........................................................            229           53,114
                                                                                        ---------------------------
                                                                                           436,186          526,450
                                                                                        ---------------------------
 Shares repurchased ...............................................................       (225,816)        (331,846)
                                                                                        ---------------------------
   Net increase (decrease) from capital share transactions ........................        210,370          194,604
                                                                                        ---------------------------
     Net increase (decrease) in net assets ........................................        482,156        1,921,477
-----------------------------------------------------------------------------------
 NET ASSETS:
 Beginning of period ..............................................................      7,422,850        5,501,373
                                                                                        ---------------------------
 End of period ....................................................................     $7,905,006       $7,422,850
                                                                                        ===========================
 Undistributed net investment income (loss) at end of year ........................     $   29,626       $      203
                                                                                        ===========================
 Fund share transactions:
   Shares sold ....................................................................         32,281           42,172
   Reinvested distributions .......................................................             17            4,095
                                                                                        ---------------------------
                                                                                            32,298           46,267
 Shares repurchased ...............................................................        (16,676)         (29,610)
                                                                                        ---------------------------
   Net increase (decrease) in fund shares .........................................         15,622           16,657
                                                                                        ===========================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
36                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
           BALANCED              INTERMEDIATE FIXED INCOME         GLOBAL FIXED INCOME                MONEY MARKET
   SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
     ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED         YEAR ENDED
 JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004    DECEMBER 31,
  (UNAUDITED)        2003        (UNAUDITED)        2003        (UNAUDITED)        2003        (UNAUDITED)         2003
----------------------------------------------------------------------------------------------------------------------------


  $   38,642      $   88,774     $   98,417      $  206,462     $  109,508      $  230,522     $    6,806     $     19,811

      15,898         302,604         28,462         125,745        285,689        (332,833)            27               --


     469,708         866,161       (101,083)        (50,163)      (391,211)        442,096             --               --
  ------------------------------------------------------------------------------------------------------------------------
     524,248       1,257,539         25,796         282,044          3,976         339,785          6,833           19,811


     (20,501)        (89,902)       (12,749)       (226,518)            --              --         (6,806)         (19,811)
          --        (234,133)            --         (14,981)            --              --             --               --
  ------------------------------------------------------------------------------------------------------------------------
     (20,501)       (324,035)       (12,749)       (241,499)            --              --         (6,806)         (19,811)


      87,483          97,014         95,479         473,086         31,345          63,259        435,239          672,680
      20,496         323,978         12,726         241,436             --              --          5,612           22,166
  ------------------------------------------------------------------------------------------------------------------------
     107,979         420,992        108,205         714,522         31,345          63,259        440,851          694,846
  ------------------------------------------------------------------------------------------------------------------------
    (118,403)       (175,989)      (284,682)       (654,803)        (9,836)        (38,015)      (498,752)      (1,198,968)
  ------------------------------------------------------------------------------------------------------------------------
     (10,424)        245,003       (176,477)         59,719         21,509          25,244        (57,901)        (504,122)
  ------------------------------------------------------------------------------------------------------------------------
     493,323       1,178,507       (163,430)        100,264         25,485         365,029        (57,874)        (504,122)


   4,667,088       3,488,581      5,623,115       5,522,851      7,357,613       6,992,584      2,500,102        3,004,224
  ------------------------------------------------------------------------------------------------------------------------
  $5,160,411      $4,667,088     $5,459,685      $5,623,115     $7,383,098      $7,357,613     $2,442,228     $  2,500,102
  ========================================================================================================================
  $   26,422      $    8,281     $   96,798      $   11,130     $   71,475      $  (38,033)    $       --     $         --
  ========================================================================================================================

       8,144          10,462          9,173          45,145          3,011           6,427        435,239          672,680
       1,887          33,025          1,244          23,372             --              --          5,612           22,166
  ------------------------------------------------------------------------------------------------------------------------
      10,031          43,487         10,417          68,517          3,011           6,427        440,851          694,846
     (10,933)        (19,463)       (27,284)        (62,033)          (983)         (3,948)      (498,752)      (1,198,968)
  ------------------------------------------------------------------------------------------------------------------------
        (902)         24,024        (16,867)          6,484          2,028           2,479        (57,901)        (504,122)
  ========================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

Investors Mark Series Fund, Inc. (the "Fund") is registered as a diversified open-end management investment company, of the series type, under the Investment Company Act of 1940, as amended (the "1940 Act"), and was incorporated on June 27, 1997, under the laws of the State of Maryland. The Fund currently consists of the following investment portfolios (individually, a "Portfolio" and collectively, the "Portfolios"): Large Cap Value Portfolio ("Large Cap Value"), Large Cap Growth Portfolio ("Large Cap Growth"), Mid Cap Equity Portfolio ("Mid Cap Equity"), Small Cap Equity Portfolio ("Small Cap Equity"), Growth & Income Portfolio ("Growth & Income"), Balanced Portfolio ("Balanced"), Intermediate Fixed Income Portfolio ("Intermediate Fixed Income"), Global Fixed Income Portfolio ("Global Fixed Income"), and Money Market Portfolio ("Money Market").

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATION -- Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued on their last reported sales price on the principal exchange (U.S. or foreign) or official closing price as reported by NASDAQ. Options and futures contracts are valued at last sale price on the exchange on which they are primarily traded. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the most recent bid quotation.

Debt and other fixed income securities (other than short-term obligations) are valued at the last reported sales price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are translated into U.S. dollars at the prevailing exchange rates on the date of valuation. Investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value, are valued at fair value under procedures approved by the Board of Directors.

Pursuant to Rule 2a-7 of the 1940 Act, securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS, RELATED INCOME AND EXPENSES -- Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income (less


--------------------------------------------------------------------------------
38                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

foreign tax withheld, if any) is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to separate accounts of Business Men's Assurance Company of America and Fidelity Life Insurance Company.

C. OPTIONS -- When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Transactions in options written for Intermediate Fixed Income for the six-months ended June 30, 2004, were as follows:

                                          NUMBER OF      PREMIUM
                                          CONTRACTS       AMOUNT
------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2003 .........       3,300      $  3,674
Opened ...............................      13,550         9,328
Expired ..............................      (4,950)       (5,496)
Closed ...............................      (1,650)       (1,968)
                                            --------------------
Balance at June 30, 2004 .............      10,250      $  5,538
                                            ====================
CALL OPTIONS WRITTEN
Balance at December 31, 2003 .........       3,300      $  2,544
Opened ...............................      17,000         6,567
Expired ..............................      (8,350)       (3,603)
Closed ...............................      (3,850)       (3,803)
                                            --------------------
Balance at June 30, 2004 .............       8,100      $  1,705
                                            ====================

Transactions in options written for Global Fixed Income for the six-months ended June 30, 2004, were as follows:

                                          NUMBER OF      PREMIUM
                                          CONTRACTS       AMOUNT
------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2003 .........       5,150      $  3,538
Opened ...............................      16,900        10,679
Expired ..............................      (7,100)       (3,765)
Closed ...............................      (6,950)       (5,672)
                                            --------------------
Balance at June 30, 2004 .............       8,000      $  4,780
                                            ====================
CALL OPTIONS WRITTEN
Balance at December 31, 2003 .........          --      $     --
Opened ...............................       2,850         2,634
Expired ..............................      (1,450)         (702)
Closed ...............................          --            --
                                            --------------------
Balance at June 30, 2004 .............       1,400      $  1,932
                                            ====================


--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

D. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Portfolios denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolios may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Portfolios' foreign currency exchange contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Portfolios enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Portfolios do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Portfolios record realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios could be exposed to risk if the counterparty is unable to meet the terms of a forward foreign currency exchange contract or if the value of the foreign currency changes unfavorably.

Following is a summary of forward foreign currency exchange contracts that were outstanding at June 30, 2004 for Global Fixed Income:

CONTRACTS TO SELL CURRENCY:

                                                  FOREIGN         AMOUNT TO BE                       NET UNREALIZED
                               SETTLEMENT         CURRENCY         RECEIVED IN      U.S. $ VALUE      APPRECIATION
                                  DATE        TO BE DELIVERED        U.S. $        AS OF 6/30/04     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Australian Dollar .........     9/15/04            560,000         $  390,040        $  386,669        $   3,371
Canadian Dollar ...........     9/15/04             30,000             22,124            22,353             (229)
Swiss Franc ...............     9/15/04            100,000             80,000            80,052              (52)
Danish Kroner .............     9/15/04          1,425,000            231,256           232,963           (1,707)
Euro for ..................                         60,000
 Swedish Krone ............     9/2/04             546,738             73,293            72,915              378
Euro ......................     9/15/04          3,255,000          3,930,660         3,955,177          (24,517)
Swedish Krone .............     9/15/04          1,030,000            135,839           136,586             (747)
Singapore Dollar ..........     9/15/04            145,000             84,746            84,329              417
                                                                   ---------------------------------------------
                                                                   $4,947,958        $4,971,044        $ (23,086)
                                                                   =============================================


--------------------------------------------------------------------------------
40                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

CONTRACTS TO BUY CURRENCY:

                                                  FOREIGN        AMOUNT TO BE                       NET UNREALIZED
                               SETTLEMENT        CURRENCY        DELIVERED IN      U.S. $VALUE       APPRECIATION
                                  DATE        TO BE RECEIVED        U.S. $        AS OF 6/30/04     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Euro ......................     9/15/04              5,000            6,034             6,076               42
Swedish Krone for .........                        546,738
 Euro .....................     9/2/04              60,000           73,293            72,510             (783)
Swedish Krone .............     9/15/04          1,030,000          137,041           136,586             (455)
                                                                   ---------------------------------------------
                                                                   $216,368          $215,172         $ (1,197)
                                                                   =============================================

F. FUTURES -- The Intermediate Fixed Income and Global Fixed Income Portfolios may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Intermediate Fixed Income and Global Fixed Income Portfolios may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the Intermediate Fixed Income and Global Fixed Income Portfolios are required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income Portfolios. The Intermediate Fixed Income and Global Fixed Income Portfolios realize a gain or loss when the contract is closed or expires.

Following is a summary of futures contracts that were outstanding at June 30, 2004 for Intermediate Fixed Income:

                                                                                                          UNREALIZED
                                                              NUMBER        EXPIRATION     CONTRACT     APPRECIATION/
                                              POSITION     OF CONTRACTS        DATE         AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
United States 5 Year Note Future .........      Long            8            9/30/04       $862,583         $6,917

G. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Portfolios' investment advisor deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolios plus interest negotiated on the basis of current short-term rates. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

H. EXPENSE LIMITATIONS -- On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B") Investors Mark Advisor, LLC ("Advisor"), the investment manager for the Fund and formerly a wholly-owned subsidiary of J&B, is a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly owned subsidiary of Royal Bank of Canada, a Canadian chartered bank.

Pursuant to a written contract through May 1, 2005, the Advisor has agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market Portfolio; .80% of average daily net assets for the Intermediate Fixed Income Portfolio; .90% of average daily net assets for the Large Cap Value, Large Cap Growth, Mid Cap Equity, Growth & Income and


--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

Balanced Portfolios; 1.00% of average daily net assets for the Global Fixed Income Portfolio and 1.05% of average daily net assets for the Small Cap Equity Portfolio. The Advisor may be reimbursed by the Portfolios for such expenses at a later date. This may be done only if such reimbursement does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.

At June 30, 2004, the total dollar amounts available for reimbursement to the Advisor are as follows:

PORTFOLIO
------------------------------------------------
Large Cap Value ....................    $ 51,514
Large Cap Growth ...................      51,786
Mid Cap Equity .....................      74,635
Small Cap Equity ...................      56,756
Growth & Income ....................      56,944
Balanced ...........................      58,498
Intermediate Fixed Income ..........     107,627
Global Fixed Income ................     119,325
Money Market .......................      54,457

I. DISTRIBUTIONS TO CONTRACTHOLDERS -- Dividends from net investment income are declared and paid annually for the Portfolios. Distributable net realized capital gains, if any, are declared and distributed annually for all the Portfolios. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

J. OTHER -- The cost of Investments for financial reporting purposes differs from market value by unrealized appreciation (depreciation) of securities for each fund as follows:

                                                                         NET UNREALIZED
                                        UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                              APPRECIATION     DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------------
Large Cap Value ...................     $  970,400       $  (33,820)       $  936,580
Large Cap Growth ..................        576,700         (133,329)          443,371
Mid Cap Equity ....................      1,017,328          (77,989)          939,339
Small Cap Equity ..................      1,011,992         (248,999)          762,993
Growth and Income .................      1,692,137         (180,765)        1,511,372
Balanced ..........................        891,398         (268,792)          622,606
Intermediate Fixed Income .........         74,489          (52,049)           22,440
Global Fixed ......................        635,765          (96,053)          539,711
Money Market ......................             --               --                --

--------------------------------------------------------------------------------
3. MANAGEMENT FEES

Management fees are paid to the Advisor based on an annual percentage of average daily net assets as listed below:

PORTFOLIO                               % OF NET ASSETS
-------------------------------------------------------
Large Cap Value ....................          0.80%
Large Cap Growth ...................          0.80%
Mid Cap Equity .....................          0.80%
Small Cap Equity ...................          0.95%
Growth & Income ....................          0.80%
Balanced ...........................          0.80%
Intermediate Fixed Income ..........          0.60%
Global Fixed Income ................          0.75%
Money Market .......................          0.40%


--------------------------------------------------------------------------------
42                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

--------------------------------------------------------------------------------
4. INVESTMENT TRANSACTIONS

Investment transactions for the fiscal year ended June 30, 2004, (excluding short-term securities) are as follows:


                                          PURCHASES             SALES           PURCHASES        SALES
                                       (EXCLUDING U.S.     (EXCLUDING U.S.       OF U.S.        OF U.S.
PORTFOLIO                                GOVERNMENT)         GOVERNMENT)       GOVERNMENT     GOVERNMENT
---------------------------------------------------------------------------------------------------------
Large Cap Value ...................       $  367,225          $  312,759       $       --     $       --
Large Cap Growth ..................           37,064              45,008               --             --
Mid Cap Equity ....................          794,316             705,631               --             --
Small Cap Equity ..................        1,241,830           1,263,176               --             --
Growth & Income ...................        1,342,301           1,203,925               --             --
Balanced ..........................          758,651           1,029,191               --        200,000
Intermediate Fixed Income .........        1,408,334           1,425,864        6,228,961      6,559,339
Global Fixed Income ...............        2,906,945           3,282,610        1,025,223        827,131

--------------------------------------------------------------------------------
5. PROXY VOTING PROCEDURES

The Board of Directors of the Fund has engaged Wells Fargo to serve as the custodian of the Fund's assets and Wells Fargo, in its capacity as the custodian, has the delegated authority to vote proxies relating to Fund portfolio securities. The Board of Directors of the Fund has determined to adopt Wells Fargo's proxy voting policies and procedures for the Fund. You may obtain a description of the Fund's proxy voting policies and procedures, free of charge, by calling toll-free 1-800-423-9398. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.













--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE CAP VALUE

---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                 SIX MONTHS    ------------------------------------------------------------
                                                    ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                   2004          2003         2002         2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net asset value, beginning of period ........    $  10.46       $  8.56     $   9.79      $ 10.07     $ 9.40       $ 9.88
                                                 ------------------------------------------------------------------------
 Income from investment operations:
   Net investment income ....................        0.07          0.12         0.09         0.12       0.15         0.22
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........        0.25          1.90        (1.23)       (0.28)      0.67        (0.15)
                                                 ------------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................        0.32          2.02        (1.14)       (0.16)      0.82         0.07
                                                 ------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
    income ..................................          --(a)      (0.12)       (0.09)       (0.12)     (0.15)       (0.22)
   Distributions from realized
    capital gains ...........................          --            --           --           --         --        (0.33)
   Tax return of capital ....................          --            --           --           --         --(a)        --
                                                 ------------------------------------------------------------------------
 Total distributions ........................          --         (0.12)       (0.09)       (0.12)     (0.15)       (0.55)
                                                 ------------------------------------------------------------------------
Net asset value, end of period ..............    $  10.78       $ 10.46     $   8.56      $  9.79     $10.07       $ 9.40
                                                 ========================================================================
Total return ................................        3.07%(b)     23.59%      (11.62%)      (1.59%)     8.79%        0.79%
                                                 ========================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $  3,997       $ 3,848     $  3,122      $ 3,574     $3,510      $ 3,193
Ratio of expenses to average net assets              0.90%(c)      0.90%        0.90%        0.90%      0.90%        0.90%
Ratio of expenses to average net assets
 before expense reimbursements ..............        2.11%(c)      2.15%        1.64%        1.40%      1.45%        1.49%
Ratio of net investment income to
 average net assets .........................        1.25%(c)      1.28%        0.96%        1.21%      1.61%        2.00%
Ratio of net investment income to
 average net assets before expense
 reimbursements .............................        0.04%(c)      0.03%        0.22%        0.71%      1.06%        1.41%
Portfolio turnover rate .....................           8%           36%          33%          19%        26%          23%

(A) LESS THAN $0.01 PER SHARE
(B) NOT ANNUALIZED
(C) ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
44                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE CAP GROWTH

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEARS ENDED DECEMBER 31,
                                                  SIX MONTHS    ------------------------------------------------------------------
                                                     ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK        JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                    2004           2003          2002          2001          2000         1999
----------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
Net asset value, beginning of period ........    $    10.22       $   8.06     $   11.27     $   14.94     $   18.03    $  13.31
                                                 -------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) .............            --             --          0.01         (0.01)        (0.07)      (0.03)
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........         (0.22)          2.17         (3.22)        (3.66)        (2.15)       4.75
                                                 -------------------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................         (0.22)          2.10         (3.21)        (3.67)        (2.22)       4.72
                                                 -------------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
    income ..................................            --          (0.01)           --            --            --          --
   Distributions from realized
    capital gains ...........................            --             --            --            --         (0.79)         --
   Tax return of capital ....................            --             --            --            --         (0.08)         --
                                                 -------------------------------------------------------------------------------
 Total distributions ........................            --          (0.01)           --            --         (0.87)         --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ..............    $    10.00       $  10.22     $    8.06     $   11.27     $   14.94    $  18.03
                                                 ===============================================================================
Total return ................................         (2.15%)(a)     26.91%       (28.48%)      (24.56%)      (12.03%)     35.46%
                                                 ===============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $    4,228       $  4,359     $   3,346     $   4,601     $   5,853    $  4,608
Ratio of expenses to average net assets                0.90%(b)       0.90%         0.90%         0.90%         0.90%       0.90%
Ratio of expenses to average net assets
 before expense reimbursements ..............          2.12%(b)       2.10%         1.57%         1.23%         1.15%       1.49%
Ratio of net investment income (loss)
 to average net assets ......................         (0.08%)(b)     (0.01%)        0.10%        (0.07%)       (0.44%)     (0.23%)
Ratio of net investment income (loss)
 to average net assets before expense
 reimbursements .............................         (1.30%)(b)     (1.20%)       (0.57%)       (0.40%)       (0.69%)     (0.82%)
Portfolio turnover rate .....................             1%           150%           83%           54%           78%         72%

(A) NOT ANNUALIZED
(B) ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MID CAP EQUITY

------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                  SIX MONTHS     -------------------------------------------------------------
                                                     ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK        JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                    2004            2003         2002         2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
Net asset value, beginning of period ........    $   13.13         $ 10.12     $  11.73      $ 12.39     $ 11.30     $ 11.11
                                                 ---------------------------------------------------------------------------
 Income from investment operations:
   Net investment income ....................         0.03            0.03         0.03         0.03        0.02        0.04
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........         0.81            3.57        (1.61)       (0.37)       2.91        0.21
                                                 ---------------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................         0.84            3.60        (1.58)       (0.34)       2.93        0.25
                                                 ---------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
    income ..................................        (0.01)          (0.02)       (0.03)       (0.03)      (0.02)      (0.03)
   Distributions from realized
    capital gains ...........................           --           (0.57)          --        (0.28)      (1.48)      (0.03)
   Tax return of capital ....................           --              --           --        (0.01)      (0.22)         --
   In excess of realized capital gains                  --              --           --           --       (0.12)         --
                                                 ---------------------------------------------------------------------------
 Total distributions ........................        (0.01)          (0.59)       (0.03)       (0.32)      (1.84)      (0.06)
                                                 ---------------------------------------------------------------------------
Net asset value, end of period ..............    $   13.96         $ 13.13     $  10.12      $ 11.73     $ 12.39     $ 11.30
                                                 ===========================================================================
Total return ................................         6.37%(a)       35.59%      (13.51%)      (2.70%)     26.92%       2.26%
                                                 ===========================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $   4,652         $ 4,394     $  3,217      $ 3,719     $ 3,588     $ 2,762
Ratio of expenses to average net assets               0.90%(b)        0.90%        0.90%        0.90%       0.90%       0.90%
Ratio of expenses to average net assets
 before expense reimbursements ..............         2.26%(b)        2.41%        1.88%        1.83%       1.91%       2.33%
Ratio of net investment income to
 average net assets .........................         0.41%(b)        0.18%        0.26%        0.25%       0.18%       0.38%
Ratio of net investment income (loss)
 to average net assets before expense
 reimbursements .............................        (0.95%)(b)      (1.33%)      (0.72%)      (0.68%)     (0.83%)     (1.05%)
Portfolio turnover rate .....................           16%            102%         119%         151%        120%         97%

(A) NOT ANNUALIZED
(B) ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
46                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP EQUITY

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEARS ENDED DECEMBER 31,
                                                  SIX MONTHS     ----------------------------------------------------------------
                                                     ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK        JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                    2004            2003          2002         2001         2000        1999
---------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
Net asset value, beginning of period ........    $    9.21         $  6.40      $   8.51      $  9.45      $ 13.20     $  8.14
                                                 -----------------------------------------------------------------------------
 Income from investment operations:
   Net investment income ....................        (0.04)          (0.07)        (0.07)       (0.05)       (0.05)      (0.05)
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........         0.48            2.88         (2.04)       (0.87)       (0.65)       5.11
                                                 -----------------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................         0.44            2.81         (2.11)       (0.92)       (0.70)       5.06
                                                 -----------------------------------------------------------------------------
 Less distributions:
   Distributions from realized
    capital gains ...........................           --              --            --           --        (3.05)         --
   In excess of realized capital gains                  --              --            --        (0.02)          --          --
                                                 -----------------------------------------------------------------------------
 Total distributions ........................           --              --            --        (0.02)       (3.05)         --
                                                 -----------------------------------------------------------------------------
Net asset value, end of period ..............    $    9.65         $  9.21      $   6.40      $  8.51      $  9.45     $ 13.20
                                                 =============================================================================
Total return ................................         4.78%(a)       43.91%       (24.79%)      (9.72%)      (2.69%)     62.16%
                                                 =============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $   4,339         $ 4,200      $  2,943      $ 3,937      $ 4,085     $ 3,192
Ratio of expenses to average net assets               1.05%(b)        1.05%         1.05%        1.05%        1.05%       1.05%
Ratio of expenses to average net assets
 before expense reimbursements ..............         2.68%(b)        2.75%         1.82%        1.50%        1.45%       2.53%
Ratio of net investment income (loss)
 to average net assets ......................        (0.82%)(b)      (0.88%)       (0.90%)      (0.61%)      (0.51%)     (0.61%)
Ratio of net investment income (loss)
 to average net assets before expense
 reimbursements .............................        (2.45%)(b)      (2.58%)       (1.67%)      (1.06%)      (0.91%)     (2.09%)
Portfolio turnover rate .....................           30%            121%          129%         147%         140%        123%

(A) NOT ANNUALIZED
(B) ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH & INCOME

------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                  SIX MONTHS     -------------------------------------------------------------
                                                     ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK        JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                    2004            2003         2002         2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
Net asset value, beginning of period ........    $   13.27         $ 10.14     $  12.50      $ 14.21    $ 12.67     $ 11.53
                                                 --------------------------------------------------------------------------
 Income from investment operations:
   Net investment income ....................         0.05            0.10         0.07         0.09       0.14        0.11
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........         0.43            3.13        (2.36)       (1.04)      1.84        1.80
                                                 --------------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................         0.48            3.23        (2.29)       (0.95)      1.98        1.91
                                                 --------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
    income ..................................           --(a)        (0.10)       (0.07)       (0.07)      (0.14)      (0.11)
   Distributions from realized
    capital gains ...........................           --              --           --        (0.59)      (0.02)      (0.66)
   Tax return of capital ....................           --              --           --        (0.03)      (0.17)         --
   In excess of realized capital gains                  --              --           --        (0.07)      (0.11)         --
                                                 --------------------------------------------------------------------------
 Total distributions ........................           --           (0.10)       (0.07)       (0.76)      (0.44)      (0.77)
                                                 --------------------------------------------------------------------------
Net asset value, end of period ..............    $   13.75         $ 13.27     $  10.14      $ 12.50    $ 14.21     $ 12.67
                                                 ==========================================================================
Total return ................................         3.62%(b)       31.83%      (18.29%)      (6.58%)     15.79%      16.65%
                                                 ==========================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $   7,905         $ 7,423     $  5,501      $ 6,082    $  5,623    $  3,634
Ratio of expenses to average net assets               0.90%(c)        0.90%        0.90%        0.90%       0.90%       0.90%
Ratio of expenses to average net assets
 before expense reimbursements ..............         1.82%(c)        1.86%        1.36%        1.18%       1.28%       1.67%
Ratio of net investment income to
 average net assets .........................         0.77%(c)        0.86%        0.68%        0.74%       1.21%       0.92%
Ratio of net investment income (loss)
 to average net assets before expense
 reimbursements .............................        (0.16%)(c)      (0.10%)       0.22%        0.46%       0.83%       0.15%
Portfolio turnover rate .....................           16%             42%          51%          66%         43%         66%

(A) LESS THAN $0.01 PER SHARE
(B) NOT ANNUALIZED
(C) ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
48                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BALANCED

------------------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                 SIX MONTHS    ---------------------------------------------------------
                                                    ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                   2004          2003         2002       2001(A)     2000       1999
------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net asset value, beginning of period ........    $   9.99        $ 7.87     $   9.35      $ 9.31     $ 9.08     $ 8.88
                                                 ---------------------------------------------------------------------
 Income from investment operations:
   Net investment income ....................        0.08          0.20         0.22        0.29       0.33       0.45
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........        1.04          2.67        (1.48)       0.04       0.41       0.28
                                                 ---------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................        1.12          2.87        (1.26)       0.33       0.74       0.73
                                                 ---------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
    income ..................................       (0.04)        (0.21)       (0.22)      (0.29)     (0.33)     (0.45)
   Distributions from realized
    capital gains ...........................          --         (0.54)          --          --      (0.13)     (0.08)
   Tax return of capital ....................          --            --           --          --      (0.05)        --
                                                 ---------------------------------------------------------------------
 Total distributions ........................       (0.04)        (0.75)       (0.22)      (0.29)     (0.51)     (0.53)
                                                 ---------------------------------------------------------------------
Net asset value, end of period ..............    $  11.07        $ 9.99     $   7.87      $ 9.35     $ 9.31     $ 9.08
                                                 =====================================================================
Total return ................................       11.26%(b)     36.58%      (13.48%)      3.54%      8.42%      8.21%
                                                 =====================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $  5,160       $ 4,667     $  3,489     $ 3,697    $ 3,313    $ 2,971
Ratio of expenses to average net assets              0.90%(c)      0.90%        0.90%       0.90%      0.90%      0.90%
Ratio of expenses to average net assets
 before expense reimbursements ..............        2.01%(c)      1.96%        1.73%       1.53%      1.51%      1.72%
Ratio of net investment income to
 average net assets .........................        1.54%(c)      2.22%        2.42%       3.16%      3.39%      4.88%
Ratio of net investment income to
 average net assets before expense
 reimbursements .............................        0.43%(c)      1.16%        1.60%       2.53%      2.78%      4.06%
Portfolio turnover rate .....................          16%           46%          19%         22%        59%        43%

(A) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.17% TO 3.16% AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT FROM 2.54% TO 2.53%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(B)  NOT ANNUALIZED
(C)  ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME

-------------------------------------------------------------------------------------------------------------------------
                                                                                YEARS ENDED DECEMBER 31,
                                                 SIX MONTHS    ----------------------------------------------------------
                                                    ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                   2004           2003        2002      2001(A)     2000        1999
-------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net asset value, beginning of period ........    $  10.33        $ 10.27     $ 10.00    $  9.74     $ 9.28     $  9.95
                                                 ---------------------------------------------------------------------
 Income from investment operations:
   Net investment income ....................        0.18           0.40        0.47       0.45       0.54        0.60
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........       (0.14)          0.13        0.27       0.25       0.46       (0.62)
                                                 ---------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................        0.04           0.53        0.74       0.70       1.00       (0.02)
                                                 ---------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
    income ..................................       (0.02)         (0.44)      (0.47)     (0.44)     (0.54)      (0.60)
   Distributions from realized
    capital gains ...........................          --          (0.03)         --         --         --       (0.05)
                                                 ---------------------------------------------------------------------
 Total distributions ........................       (0.02)         (0.47)      (0.47)     (0.44)     (0.54)      (0.65)
                                                 ---------------------------------------------------------------------
Net asset value, end of period ..............    $  10.35        $ 10.33     $ 10.27    $ 10.00     $ 9.74     $  9.28
                                                 =====================================================================
Total return ................................        0.43%(b)       5.10%       7.45%      7.21%     10.77%      (0.19%)
                                                 =====================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $  5,460       $  5,623    $  5,523    $ 4,864    $ 3,202     $ 2,540
Ratio of expenses to average net assets              0.80%(c)       0.80%       0.80%      0.80%      0.80%       0.80%
Ratio of expenses to average net assets
 before expense reimbursements ..............        2.15%(c)       1.96%       1.84%      2.02%      2.15%       2.25%
Ratio of net investment income to
 average net assets .........................        3.56%(c)       3.72%       4.26%      5.54%      6.34%       6.01%
Ratio of net investment income to
 average net assets before expense
 reimbursements .............................        2.21%(c)       2.56%       3.22%      4.32%      4.99%       4.56%
Portfolio turnover rate .....................         135%           327%        370%       220%       147%        147%

(A) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.58% TO 5.54% AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT FROM 4.35% TO 4.32%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(B)  NOT ANNUALIZED
(C)  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
50                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME

-----------------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                 SIX MONTHS    --------------------------------------------------------
                                                    ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                   2004          2003       2002      2001(A)     2000        1999
-----------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net asset value, beginning of period ........    $   9.97        $ 9.51     $ 9.08     $ 8.98     $ 9.21      $  9.92
                                                 -------------------------------------------------------------------
 Income from investment operations:
   Net investment income ....................        0.15          0.31       0.35       0.35       0.53         0.51
   Net realized gain (loss) on sale of
    investments, foreign currency
    transactions, futures contracts
    and options contracts written ...........       (0.14)         0.15       0.28       0.05       0.34        (0.54)
                                                 -------------------------------------------------------------------
 Total increase (decrease) from
   investment operations ....................        0.01          0.46       0.63       0.40       0.87        (0.03)
                                                 -------------------------------------------------------------------
 Less distributions:
   Dividends from net investment
    income ..................................          --            --      (0.20)     (0.30)     (0.46)      (0.68)
   Tax return of capital ....................          --            --         --         --      (0.62)         --
   In excess of realized capital gains                 --            --         --         --      (0.02)         --
                                                 -------------------------------------------------------------------
 Total distributions ........................          --            --      (0.20)     (0.30)     (1.10)      (0.68)
                                                 -------------------------------------------------------------------
Net asset value, end of period ..............    $   9.98        $ 9.97     $ 9.51     $ 9.08     $ 8.98      $  9.21
                                                 ===================================================================
Total return ................................        0.10%(b)      4.84%      6.97%      4.42%      9.46%      (0.27%)
                                                 ===================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $  7,383        $7,358    $ 6,993    $ 6,549    $ 6,083     $ 5,516
Ratio of expenses to average net assets              1.00%(c)      1.00%      1.00%      1.00%      1.00%       1.00%
Ratio of expenses to average net assets
 before expense reimbursements ..............        2.40%(c)      2.14%      1.87%      1.78%      1.83%       1.67%
Ratio of net investment income to
 average net assets .........................        2.96%(c)      3.21%      3.48%      3.92%      4.65%       5.17%
Ratio of net investment income to
 average net assets before expense
 reimbursements .............................        1.55%(c)      2.07%      2.60%      3.14%      3.82%       4.50%
Portfolio turnover rate .....................          56%          186%       184%       187%       234%        167%

(A) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.93% TO 3.92% AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT BY LESS THAN 1/2 OF A PERCENT. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(B)  NOT ANNUALIZED
(C)  ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
JUNE 30, 2004                                                                 51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET

---------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                    SIX MONTHS     --------------------------------------------------------
                                                      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK          JUNE 30,
OUTSTANDING THROUGHOUT EACH YEAR.                      2004            2003        2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net asset value, beginning of period ..........    $    1.00          $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   ----------------------------------------------------------------------
 Income from investment operations:
   Net investment income ......................           --            0.01        0.01       0.04       0.06       0.05
 Less distributions:
   Dividends from net investment
    income ....................................           --(a)        (0.01)      (0.01)     (0.04)     (0.06)     (0.05)
Net asset value, end of period ................    $    1.00          $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   ======================================================================
Total return ..................................         0.27%(b)        0.68%       1.47%      3.77%      5.84%      4.60%
                                                   ======================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...................................    $   2,442         $ 2,500     $ 3,004    $ 2,455    $ 2,000    $ 1,601
Ratio of expenses to average net assets                 0.50%(c)        0.50%       0.50%      0.50%      0.50%      0.50%
Ratio of expenses to average net assets
 before expense reimbursements ................         2.24%(c)        1.89%       1.45%      1.50%      1.62%      2.72%
Ratio of net investment income to
 average net assets ...........................         0.55%(c)        0.68%       1.32%      3.60%      5.70%      4.52%
Ratio of net investment income (loss)
 to average
 net assets before expense
 reimbursements ...............................        (1.19%)(c)      (0.71%)      0.37%      2.60%      4.58%      2.30%

(A) LESS THAN $0.01 PER SHARE
(B) NOT ANNUALIZED
(C) ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
52                                 INVESTORS MARK SERIES FUND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                          2300 MAIN STREET, SUITE 450
                             KANSAS CITY, MO 64108
                             PHONE: (888) 262-8131


























        V1028-S (08/04)                             TAMARACK DISTRIBUTORS INC.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.


NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Investors Mark Series Fund, Inc.
             --------------------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                           ----------------------------------------------------
                           Jennifer Lammers, President

Date 9/8/04
     ------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                           ----------------------------------------------------
                           Jennifer Lammers, President

Date 9/8/04
     ------

By (Signature and Title)*  /s/ Christopher Tomas
                           ----------------------------------------------------
                           Christopher Tomas, Treasurer

Date 9/8/04
     ------


* Print the name and title of each signing officer under his or her signature.